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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

     Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for five of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the six months ended September 30, 2007. These five series have a March 31 fiscal year end.

Date of reporting period: September 30, 2007

Item 1 - Reports to Stockholders.

Evergreen California Municipal Bond Fund

Evergreen

CALIFORNIA MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen California Municipal Bond Fund for the six-month period ended September 30, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six months, although the period ended amid increasing concerns about the potential spreading effects of a crisis in the subprime mortgage market. Dynamic global growth trends and strong corporate profit growth combined to drive most domestic equity prices higher, despite some evidence of a deceleration in the domestic economy. The period also witnessed changes in leadership in stock performance. Reversing multi-year trends, growth stocks started to outperform value stocks, while large cap stocks gained a performance edge over small and mid cap equities. The domestic fixed income markets saw increased volatility during the six-month period. Amid increasing concerns about credit quality, investors sought out Treasuries and other high-grade securities. Lower-rated securities underperformed higher-quality securities. The municipal bond market tended to move in line with the taxable fixed-income market, with shorter-duration strategies generally outperforming longer-duration strategies that were more sensitive to changes in interest rates.

1

LETTER TO SHAREHOLDERS continued

Despite the weakness in the housing market, related problems in the subprime mortgage industry and some apparent slowing of job growth in the closing weeks of the period, the economy continued to grow throughout the six months. Rising corporate capital investments, resilient strength in consumer purchasing, increasing government spending and brisk export activity combined to propel the economy ahead. Gross Domestic Product grew at an annual rate of 3.8% in the second quarter of 2007 and then accelerated slightly to a rate of 3.9% in the third quarter, as reported by the U.S. Bureau of Economic Analysis. Nevertheless, the capital markets, roiled by the subprime and housing industry concerns, appeared increasingly volatile, leading the U.S. Federal Reserve Board (the “Fed”) to adjust its policy late in the period and to inject additional liquidity into the financial system. The nation’s central bank cut the discount rate in August, and then followed up by reducing the influential fed funds rate from 5.25% to 4.75% in September while also cutting the discount rate again. A month later, after the fiscal period ended, the Fed cut the key fed funds rate once again, this time by 25 basis points, to 4.5%.

During the six-month period, the management teams for Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of September 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Michael Pietronico
• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997

	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

6-month return with sales charge	-4.46%	-4.99%	-1.05%	N/A

6-month return w/o sales charge	0.31%	-0.06%	-0.06%	0.44%

Average annual return*

1-year with sales charge	-3.43%	-4.21%	-0.31%	N/A

1-year w/o sales charge	1.41%	0.66%	0.66%	1.67%

5-year	1.86%	1.79%	2.14%	3.15%

10-year	4.25%	4.39%	4.39%	4.91%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund’s predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of September 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2007	9/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,003.13	$ 4.16
Class B	$ 1,000.00	$ 999.37	$ 8.25
Class C	$ 1,000.00	$ 999.37	$ 8.25
Class I	$ 1,000.00	$ 1,004.39	$ 3.26
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.85	$ 4.19
Class B	$ 1,000.00	$ 1,016.75	$ 8.32
Class C	$ 1,000.00	$ 1,016.75	$ 8.32
Class I	$ 1,000.00	$ 1,021.75	$ 3.29

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.83% for Class A, 1.65% for Class B, 1.65% for Class C and 0.65% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,					Year Ended
	September 30, 2007						December 31,
CLASS A	(unaudited)	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$ 11.02	$10.90	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.19	0.35	0.35	0.32	0.28	0.07	0.05
Net realized and unrealized gains or losses on
investments	(0.16)	0.21	(0.03)[3]	(0.20)	0.29	(0.03)	0.13

Total from investment operations	0.03	0.56	0.32	0.12	0.57	0.04	0.18

Distributions to shareholders from
Net investment income	(0.19)	(0.35)	(0.34)	(0.32)	(0.28)	(0.07)	(0.05)
Net realized gains	0	(0.09)	(0.10)	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.19)	(0.44)	(0.44)	(0.43)	(0.38)	(0.07)	(0.05)

Net asset value, end of period	$ 10.86	$11.02	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	0.31%	5.17%	2.99%	1.09%	5.26%	0.33%	1.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$366,734	$7,900	$4,633	$8,411	$8,368	$1,628	$1,266
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83%[5]	0.94%	0.94%	0.98%	1.03%	0.93%[5]	0.68%[5]
Expenses excluding waivers/reimbursements
and expense reductions	0.88%[5]	0.99%	0.98%	0.99%	1.03%	1.14%[5]	0.82%[5]
Net investment income (loss)	3.72%[5]	3.17%	3.14%	2.92%	2.53%	2.33%[5]	1.95%[5]
Portfolio turnover rate	5%	32%	21%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,					Year Ended
	September 30, 2007						December 31,
CLASS B	(unaudited)	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.02	$10.90	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.15	0.27	0.27	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on
investments	(0.16)	0.21	(0.02)[3]	(0.21)	0.28	(0.03)	0.13

Total from investment operations	(0.01)	0.48	0.25	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.15)	(0.27)	(0.27)	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	0	(0.09)	(0.10)	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.15)	(0.36)	(0.37)	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$10.86	$11.02	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	(0.06%)	4.40%	2.28%	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 973	$1,017	$1,137	$1,141	$ 831	$ 65	$ 142
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.65%[5]	1.69%	1.69%	1.69%	1.74%	1.68%[5]	1.55%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.65%[5]	1.69%	1.69%	1.69%	1.74%	1.89%[5]	1.69%[5]
Net investment income (loss)	2.80%[5]	2.43%	2.38%	2.22%	1.91%	1.68%[5]	2.20%[5]
Portfolio turnover rate	5%	32%	21%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,					Year Ended
	September 30, 2007						December 31,
CLASS C	(unaudited)	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.02	$10.90	$11.02	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income (loss)	0.15	0.27	0.27	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on
investments	(0.16)	0.21	(0.02)[3]	(0.21)	0.28	(0.03)	0.13

Total from investment operations	(0.01)	0.48	0.25	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.15)	(0.27)	(0.27)	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	0	(0.09)	(0.10)	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.15)	(0.36)	(0.37)	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$10.86	$11.02	$10.90	$11.02	$11.33	$11.14	$11.17

Total return[4]	(0.06%)	4.40%	2.28%	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,161	$4,228	$4,445	$4,049	$4,326	$1,349	$ 924
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.65%[5]	1.69%	1.69%	1.69%	1.74%	1.69%[5]	1.54%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.65%[5]	1.69%	1.69%	1.69%	1.74%	1.90%[5]	1.68%[5]
Net investment income (loss)	2.79%[5]	2.43%	2.39%	2.21%	1.86%	1.66%[5]	2.16%[5]
Portfolio turnover rate	5%	32%	21%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,					Year Ended
	September 30, 2007						December 31,
CLASS I	(unaudited)	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$ 11.02	$ 10.90	$ 11.02	$ 11.33	$ 11.14	$ 11.17	$ 10.60

Income from investment operations
Net investment income (loss)	0.21	0.38	0.38	0.36	0.32	0.07	0.37
Net realized and unrealized gains or losses on
investments	(0.16)	0.21	(0.02)[3]	(0.20)	0.29	(0.03)	0.64

Total from investment operations	0.05	0.59	0.36	0.16	0.61	0.04	1.01

Distributions to shareholders from
Net investment income	(0.21)	(0.38)	(0.38)	(0.36)	(0.32)	(0.07)	(0.37)
Net realized gains	0	(0.09)	(0.10)	(0.11)	(0.10)	0	(0.07)

Total distributions to shareholders	(0.21)	(0.47)	(0.48)	(0.47)	(0.42)	(0.07)	(0.44)

Net asset value, end of period	$ 10.86	$ 11.02	$ 10.90	$ 11.02	$ 11.33	$ 11.14	$ 11.17

Total return	0.44%	5.44%	3.30%	1.39%	5.57%	0.40%	9.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$26,825	$27,401	$39,989	$41,798	$42,162	$38,627	$35,755
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.65%[4]	0.69%	0.69%	0.69%	0.74%	0.70%[4]	0.51%
Expenses excluding waivers/reimbursements
and expense reductions	0.65%[4]	0.69%	0.69%	0.69%	0.74%	0.91%[4]	0.65%
Net investment income (loss)	3.80%[4]	3.43%	3.39%	3.20%	2.84%	2.69%[4]	3.39%
Portfolio turnover rate	5%	32%	21%	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT California Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to November 11, 2002 are those of Select shares of OFFIT Fund.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.5%
EDUCATION 4.7%
California Dev. Auth. RB, Thomas Jefferson Sch. of Law:
Ser. A, 4.875%, 10/01/2035	$500,000	$456,275
Ser. B, 4.875%, 10/01/2031	50,000	46,175
California Edl. Facs. Auth. RB:
Claremont Graduate Univ., Ser. A, 5.00%, 03/01/2037	1,535,000	1,523,242
Univ. of Redlands, 5.00%, 06/01/2033	2,715,000	2,794,468
California Edl. Facs. Auth. RRB:
College of Arts & Crafts, 5.75%, 06/01/2025	2,000,000	2,046,940
Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	3,750,000	4,063,838
Stanford Univ., Ser. R, 5.00%, 11/01/2021	2,000,000	2,077,780
California Pub. Works Board Lease RB, Univ. of California Institute Proj., Ser. C,
5.00%, 04/01/2020	2,375,000	2,507,216
San Diego Cnty., CA COP, Univ. of San Diego, 5.25%, 10/01/2028	1,000,000	1,020,980
University of California RRB, Ser. A, 5.00%, 11/01/2025	2,000,000	2,081,900

		18,618,814

GENERAL OBLIGATION - LOCAL 30.4%
Association of Bay Area Govt. GO, Schools of Sacred Heart, Ser. A:
6.15%, 06/01/2015	1,000,000	1,074,300
6.45%, 06/01/2030	2,300,000	2,488,347
Beverly Hills, CA Unified Sch. Dist. Refunding GO, 5.50%, 05/01/2018	990,000	1,117,156
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,295,044
Chaffey, CA Unified High Sch. Dist. GO, Ser. C, 5.375%, 05/01/2023	2,955,000	3,156,117
Commonwealth of Puerto Rico GO, Ser. C, 5.25%, 01/01/2015	3,000,000	3,187,410
El Camino, CA Cmnty. College Dist. GO, Election of 2002 Proj., Ser. B, 5.00%,
08/01/2021	1,650,000	1,754,082
El Monte, CA City Sch. Dist. GO:
Election of 1999 Proj., Ser. C, 5.25%, 05/01/2029	3,980,000	4,371,950
Election of 2004 Proj., Ser. A, 5.00%, 05/01/2019	170,000	180,608
El Monte, CA Unified Sch. Dist. GO, 5.25%, 06/01/2020	5,000,000	5,446,400
Fontana, CA Unified Sch. Dist. GO, Ser. A:
5.25%, 08/01/2024	4,000,000	4,302,200
5.25%, 08/01/2031	5,000,000	5,257,500
Fresno, CA Unified Sch. Dist. Refunding GO, Ser. A, 6.00%, 08/01/2026	3,000,000	3,524,220
Hartnell, CA Cmnty. College Dist. GO, Election of 2002 Proj., Ser. B:
5.25%, 06/01/2025	2,755,000	2,948,842
5.25%, 06/01/2026	2,900,000	3,099,723
Kaweah Delta, CA Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%,
08/01/2028	5,370,000	5,659,550
Kern, CA High Sch. Dist. GO:
Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,346,868
Election of 2004 Proj., Ser. B:
5.00%, 08/01/2021	1,605,000	1,697,721
5.00%, 08/01/2026	2,225,000	2,321,787
Lodi, CA Unified Sch. Dist. GO:
5.00%, 08/01/2019	2,990,000	3,140,427
5.00%, 08/01/2022	4,195,000	4,372,155

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Long Beach, CA Unified Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.00%,
08/01/2021	$2,245,000	$2,314,932
Los Angeles Cnty., CA ABC Unified Sch. Dist. GO, Ser. B, 0.00% 08/01/2023,
(Insd. by FGIC) (n)	2,000,000	979,100
Los Angeles, CA GO, Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	1,000,000	1,056,040
Los Banos, CA Unified Sch. Dist. GO, Election of 1995 Proj., 5.00%, 08/01/2025	1,005,000	1,043,552
Manhattan Beach, CA Unified Sch. Dist. GO, Ser. A, 0.00% 09/01/2016, (Insd. by
FGIC) (n)	2,690,000	1,879,637
Marina, CA GO, Election of 2002 Proj., 5.25%, 08/01/2035	1,000,000	1,076,350
Modesto, CA High Sch. Dist. GO, Ser. A, 0.00% 08/01/2026, (Insd. by FGIC) (n)	4,000,000	1,670,000
Mount Diablo, CA Unified Sch. Dist. GO, 5.00%, 08/01/2024	1,000,000	1,041,690
Murrieta Valley, CA Unified Sch. Dist. GO, Election of 2002 Proj., Ser. B, 4.125%,
09/01/2020, (Insd. by FSA)	350,000	347,393
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,161,690
Novato, CA Unified Sch. Dist. GO, Election of 2001 Proj.:
5.00%, 08/01/2020	1,300,000	1,388,959
5.00%, 08/01/2021	800,000	850,464
Oakland, CA Unified Sch. Dist. GO, 5.25%, 08/01/2020	2,000,000	2,127,040
Palomar, CA Cmnty. College GO, Election of 2006 Proj., Ser. A, 5.00%,
05/01/2022	1,415,000	1,503,565
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	2,000,000	2,232,817
Riverside, CA Cmnty. College Dist. Refunding GO, 5.00%, 08/01/2021	750,000	791,768
Riverside, CA Unified Sch. Dist. GO, Election of 2001 Proj., Ser. B, 4.25%,
08/01/2021	200,000	199,990
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%,
08/01/2023	2,115,000	2,249,133
San Diego, CA GO, Pub. Safety Communications Proj., 6.50%, 07/15/2009	1,525,000	1,594,952
San Diego, CA Unified Sch. Dist. GO, Election of 1998 Proj., Ser. E, 5.25%,
07/01/2017, (Insd. by FSA)	1,500,000	1,634,910
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	4,025,790
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,832,791
5.00%, 08/01/2022	3,700,000	3,856,251
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,604,340
Ser. C, 5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	547,045
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,848,451
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,136,344
Santa Clara, CA Unified Sch. Dist. GO, Election of 1997 Proj., 5.00%, 07/01/2021	1,795,000	1,883,870
Santa Rosa, CA High Sch. Dist. GO, Election of 2002 Proj., 5.00%, 08/01/2019	630,000	664,845
Southwestern Cmnty. College Dist. CA, Refunding GO:
5.00%, 08/01/2018	400,000	434,348
5.00%, 08/01/2025	1,220,000	1,291,224

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Torrance, CA RRB, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	$1,310,000	$1,337,628
Ser. B, 5.25%, 06/01/2034	3,690,000	3,833,135
Upland, CA Unified Sch. Dist. GO, Election of 2000, Ser. B, 5.125%, 08/01/2025	1,000,000	1,053,370
Val Verde, CA Unified Sch. Dist. Refunding GO, 5.25%, 01/01/2025	1,000,000	1,103,170
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,155,180
Ventura, CA Unified Sch. Dist. Refunding GO, 5.25%, 08/01/2025	3,000,000	3,234,060
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	343,302

		121,071,533

GENERAL OBLIGATION - STATE 8.2%
California Econ. Recovery GO, Ser. A, 5.00%, 07/01/2017	5,000,000	5,234,800
California GO:
5.00%, 02/01/2032	2,500,000	2,532,550
5.50%, 11/01/2033	4,600,000	4,870,158
California Refunding GO:
5.00%, 05/01/2019	5,000,000	5,266,500
5.00%, 08/01/2022	4,100,000	4,286,550
5.25%, 02/01/2028	6,000,000	6,305,640
5.25%, 02/01/2029	2,000,000	2,080,020
5.25%, 04/01/2034	2,000,000	2,194,820

		32,771,038

HOSPITAL 11.1%
California Hlth. Facs. Fin. RB:
Adventist Hlth. Sys., Ser. A, 5.00%, 03/01/2033	3,000,000	3,004,110
Kaiser Permanente, Ser. A, 5.25%, 04/01/2039	2,000,000	2,031,520
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	2,031,520
Sutter Hlth. Svcs., Ser. A, 5.25%, 11/15/2046	5,000,000	5,113,250
California Infrastructure & Econ. Dev. RB, Kaiser Hosp. Assisted Living, Ser. A,
5.55%, 08/01/2031	3,500,000	3,623,795
California Pub. Works Board Lease RB, UCLA Replacement Hosp., Ser. A,
5.375%, 10/01/2017	1,200,000	1,287,720
California Statewide CDA RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2035	3,000,000	3,001,740
Huntington Mem. Hosp., 5.00%, 07/01/2035	2,700,000	2,713,581
John Muir Hlth. Svcs., Ser. A, 5.00%, 08/15/2020	1,500,000	1,548,780
Kaiser Permanente, Ser. C, 5.25%, 08/01/2031	2,000,000	2,045,280
Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	950,710
California Statewide CDA RRB:
Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	2,060,220
Sutter Hlth. Svcs., Ser. A, 5.00%, 11/15/2043	3,000,000	3,003,780
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	3,538,185
University of California RB, UCLA Med. Ctr., Ser. A:
5.25%, 05/15/2030	785,000	849,558
5.25%, 05/15/2030	465,000	481,917
5.50%, 05/15/2024	370,000	397,121

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
University of California RRB, UCLA Med. Ctr., Ser. A, 5.50%, 05/15/2024	$630,000	$688,489
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,745,961
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029	3,000,000	3,190,890

		44,308,127

HOUSING 4.1%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%,
12/01/2027	2,000,000	2,094,580
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A:
4.40%, 12/01/2021	320,000	319,248
4.85%, 12/01/2022	2,450,000	2,472,246
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,358,209
California Statewide CDA MHRRB:
Ser. A, 5.05%, 01/20/2041	4,000,000	3,948,880
Ser. B, 5.20%, 12/01/2029	2,500,000	2,553,725
Los Angeles, CA Multifamily Hsg. Auth. RRB, Ser. A, 4.875%, 08/15/2027	1,200,000	1,213,548
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,152,220

		16,112,656

INDUSTRIAL DEVELOPMENT REVENUE 3.0%
California Infrastructure & EDRB:
David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	3,039,480
Infrastructure Revolving Fund, 5.00%, 10/01/2020	175,000	183,965
California Infrastructure & EDRRB:
Salvation Army, 5.00%, 09/01/2024	2,520,000	2,634,307
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,571,025
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	2,107,280
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,507,020

		12,043,077

LEASE 0.5%
Beverly Hills, CA Pub. Fin. Auth. Lease RRB, Capital Impt. Proj., 4.25%,
06/01/2021	300,000	296,916
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%,
08/01/2028	1,760,000	1,804,458

		2,101,374

MISCELLANEOUS REVENUE 6.4%
Alameda Corridor Trans. Auth. RRB, Sr. Disc. Note, Step Bond, Ser. A, 0.00%
10/01/2021 †	3,000,000	2,496,600
California CDA RB:
California Endowment, 5.00%, 07/01/2033	3,000,000	3,090,480
Salk Institute of Biology, 5.25%, 07/01/2020	1,540,000	1,658,703
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,523,528
Dept. of Corrections, Ser. C, 5.50%, 06/01/2023	1,000,000	1,075,630
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	2,049,920

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Commonwealth of Puerto Rico Infrastructure Funding Auth. RB:
Ser. A, 5.50%, 10/01/2032	$1,000,000	$1,055,650
Ser. B, 5.00%, 07/01/2023	3,000,000	3,070,290
Los Angeles, CA Cmnty. Redev. Agcy. RRB, Bunker Hill Proj., Ser. A, 5.00%,
12/01/2022	1,385,000	1,445,969
Oakland, CA Bldg. Auth. RB, Lee M. Harris, Ser. A, 5.00%, 04/01/2023	2,330,000	2,366,069
San Mateo Cnty., CA Joint Powers Funding Auth. RRB, Ser. A, 5.125%,
07/15/2032	2,145,000	2,185,819
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,380,780

		25,399,438

PORT AUTHORITY 0.9%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	422,232
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	483,143
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	120,000	143,959
Los Angeles, CA Harbor RRB:
Ser. A, 5.00%, 08/01/2020, (Insd. by MBIA)	1,940,000	2,076,886
Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	275,000	294,404
Ser. C, 5.00%, 08/01/2025, (Insd. by FGIC)	300,000	315,636

		3,736,260

PRE-REFUNDED 3.3%
Pacifica, CA RB, Pub. Impt. Proj., 5.875%, 11/01/2029	1,105,000	1,169,001
Puerto Rico Pub. Bldgs. Auth. RB, Ser. D, 5.375%, 07/01/2033	3,300,000	3,544,893
San Diego Cnty., CA RRB, Edgemoor Proj., 5.00%, 02/01/2029	4,070,000	4,198,368
San Francisco, CA RB, San Bruno Jail Proj. No. 3, 5.25%, 10/01/2033	4,000,000	4,128,080

		13,040,342

RESOURCE RECOVERY 2.8%
California PCRB, Solid Waste Disposal Mgmt., Inc. Proj.:
Ser. A-2:
4.85%, 12/01/2027	1,000,000	1,000,600
5.40%, 04/01/2025	2,000,000	2,014,900
Ser. B, 5.00%, 07/01/2027	2,000,000	1,913,920
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%,
01/01/2022	6,435,000	6,318,720

		11,248,140

SALES TAX 3.1%
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A1, 5.00%,
08/01/2030	8,855,000	9,103,029
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RRB, Ser. A:
4.125%, 07/01/2021	250,000	245,785
5.00%, 07/01/2034	3,000,000	3,105,060

		12,453,874

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 2.6%
Elk Grove, CA Fin. Auth. RRB, 4.125%, 09/01/2020	$1,000,000	$981,780
Elk Grove, CA Spl. Tax Cmnty. Facs. RB, 5.25%, 09/01/2037	1,000,000	950,810
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%,
12/01/2024, (Insd. by AMBAC)	1,500,000	1,872,615
La Quinta, CA Funding Auth. RRB, Ser. A, 5.25%, 09/01/2024	5,000,000	5,342,550
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	1,000,000	1,054,470

		10,202,225

TRANSPORTATION 4.8%
Bay Area Toll Auth. of California Toll & Bridge RRB, Ser. F:
5.00%, 04/01/2019, (Insd. by AMBAC)	1,000,000	1,069,130
5.00%, 04/01/2021, (Insd. by AMBAC)	1,250,000	1,323,675
5.00%, 04/01/2031	3,000,000	3,113,640
California Foothill/Eastern Trans. Corridor Agcy. RB, Sr. Disc. Note, Step Bond:
0.00%, 01/15/2020, (Insd. by MBIA) †	3,000,000	3,000,090
0.00%, 01/15/2023, (Insd. by MBIA) †	3,000,000	2,981,790
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	7,345,000	7,441,219

		18,929,544

UTILITY 3.3%
Commonwealth of Puerto Rico Elec. Power Auth. RB:
Ser. II, 5.125%, 07/01/2026	3,000,000	3,234,510
Ser. PP, 5.00%, 07/01/2025	2,000,000	2,087,180
Northern California Pub. Power Agcy. RB, 7.50%, 07/01/2023	50,000	65,385
Pasadena, CA Elec. RB, 5.00%, 06/01/2019	4,625,000	4,850,330
Sacramento, CA Muni. Util. Dist. Elec. RB, Ser. K, 5.75%, 07/01/2018	2,350,000	2,702,100

		12,939,505

WATER & SEWER 8.3%
California Dept. of Water RRB, Central Valley Proj.:
Ser. AC, 5.00%, 12/01/2027	1,000,000	1,033,410
Ser. W, 5.125%, 12/01/2029	2,000,000	2,083,260
Castaic Lake, CA Water Agcy. RB, Ser. C, 5.00%, 08/01/2036	2,000,000	2,050,160
East Bay, CA Muni. Util. Water Sys. RRB:
4.75%, 06/01/2020, (Insd. by FSA)	1,300,000	1,341,665
5.00%, 06/01/2026, (Insd. by MBIA)	3,000,000	3,159,060
Los Angeles, CA Dept. of Water & Power RB:
Ser. A-1, 5.00%, 07/01/2035, (Insd. by FSA)	2,500,000	2,580,925
Ser. C, 5.25%, 07/01/2018, (Insd. by MBIA)	3,350,000	3,636,927
Los Angeles, CA Dept. of Water & Power RRB, Ser. A, 5.125%, 07/01/2041	6,500,000	6,611,605
Metropolitan Water Dist. of Southern California RB:
Ser. B-3, 5.00%, 10/01/2029	2,500,000	2,591,125
Ser. B-4, 4.50%, 10/01/2031	2,000,000	1,963,400
Modesto, CA Irrigation Dist. Funding Auth. RRB, Ser. B, 5.30%, 07/01/2022	2,470,000	2,471,433

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Olivenhain, CA Muni. Water Dist. of California RB, 5.00%, 09/02/2027	$2,000,000	$2,092,340
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd.
by AMBAC)	1,250,000	1,289,238

		32,904,548

Total Municipal Obligations (cost $377,797,977)		387,880,495

	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen California Municipal Money Market Fund, Class I, 3.56% q ø
(cost $5,089,756)	5,089,756	5,089,756

Total Investments (cost $382,887,733) 98.8%		392,970,251
Other Assets and Liabilities 1.2%		4,723,189

Net Assets 100.0%		$397,693,440

†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition.
The rate shown is the stated rate at the current period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of September 30, 2007:

California	94.6%
Puerto Rico	4.1%
Non-state specific	1.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2007:

AAA	61.9%
AA	10.4%
A	17.9%
BBB	9.3%
NR	0.5%

100.0%

The following table shows the percent of total investments based on effective maturity as of September 30, 2007:

Less than 1 year	6.3%
1 to 3 years	4.2%
3 to 5 years	30.1%
5 to 10 years	53.8%
10 to 20 years	5.6%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $377,797,977)	$387,880,495
Investments in affiliated money market fund, at value (cost $5,089,756)	5,089,756

Total investments	392,970,251
Receivable for securities sold	1,713,465
Receivable for Fund shares sold	19,861
Interest receivable	4,877,033
Prepaid expenses and other assets	51,978

Total assets	399,632,588

Liabilities
Dividends payable	298,833
Payable for Fund shares redeemed	1,577,417
Due to custodian bank	9,251
Advisory fee payable	5,481
Due to other related parties	4,300
Accrued expenses and other liabilities	43,866

Total liabilities	1,939,148

Net assets	$397,693,440

Net assets represented by
Paid-in capital	$387,419,078
Overdistributed net investment income	(18,537)
Accumulated net realized gains on investments	210,381
Net unrealized gains on investments	10,082,518

Total net assets	$397,693,440

Net assets consists of
Class A	$366,733,740
Class B	973,175
Class C	3,161,380
Class I	26,825,145

Total net assets	$397,693,440

Shares outstanding (unlimited number of shares authorized)
Class A	33,764,243
Class B	89,597
Class C	291,059
Class I	2,469,716

Net asset value per share
Class A	$10.86
Class A — Offering price (based on sales charge of 4.75%)	$11.40
Class B	$10.86
Class C	$10.86
Class I	$10.86

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2007 (unaudited)

Investment income
Interest	$6,953,863
Income from affiliate	85,868

Total investment income	7,039,731

Expenses
Advisory fee	541,138
Distribution Plan expenses
Class A	416,593
Class B	4,968
Class C	18,660
Administrative services fee	153,538
Transfer agent fees	84,407
Trustees’ fees and expenses	5,091
Printing and postage expenses	30,690
Custodian and accounting fees	49,847
Registration and filing fees	31,869
Professional fees	15,967
Other	1,637

Total expenses	1,354,405
Less: Expense reductions	(3,066)
Expense reimbursements	(69,432)

Net expenses	1,281,907

Net investment income	5,757,824

Net realized and unrealized gains or losses on investments
Net realized gains on investments	6,519
Net change in unrealized gains or losses on investments	(4,389,392)

Net realized and unrealized gains or losses on investments	(4,382,873)

Net increase in net assets resulting from operations	$1,374,951

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007		Year Ended
	(unaudited)		March 31, 2007

Operations
Net investment income		$5,757,824		$1,561,926
Net realized gains on investments		6,519		470,185
Net change in unrealized gains or losses
on investments		(4,389,392)		479,221

Net increase in net assets resulting from
operations		1,374,951		2,511,332

Distributions to shareholders from
Net investment income
Class A		(5,200,371)		(178,559)
Class B		(13,940)		(26,869)
Class C		(52,067)		(105,453)
Class I		(509,675)		(1,253,497)
Net realized gains
Class A		0		(44,154)
Class B		0		(9,082)
Class C		0		(33,904)
Class I		0		(281,056)

Total distributions to shareholders		(5,776,053)		(1,932,574)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	482,169	5,216,316	437,863	4,828,729
Class B	2,327	25,117	19,485	213,279
Class C	7,397	80,871	76,536	846,616
Class I	71,235	778,259	236,465	2,592,049

		6,100,563		8,480,673

Net asset value of shares issued in
reinvestment of distributions
Class A	363,781	3,933,123	10,559	116,687
Class B	724	7,859	1,989	21,990
Class C	1,757	19,073	4,468	49,343
Class I	10,866	117,975	46,116	508,759

		4,078,030		696,779

Automatic conversion of Class B shares
to Class A shares
Class A	488	5,308	1,073	11,897
Class B	(488)	(5,308)	(1,073)	(11,897)

		0		0

Payment for shares redeemed
Class A	(9,514,778)	(102,801,719)	(157,252)	(1,722,037)
Class B	(5,267)	(56,666)	(32,356)	(355,614)
Class C	(101,836)	(1,098,272)	(104,884)	(1,160,119)
Class I	(99,471)	(1,079,680)	(1,462,652)	(16,176,974)

		(105,036,337)		(19,414,744)

Net asset value of shares issued in
acquisition
Class A	41,715,517	456,406,734	0	0

Net increase (decrease) in net assets
resulting from capital share transactions		361,548,990		(10,237,292)

Total increase (decrease) in net assets		357,147,888		(9,658,534)
Net assets
Beginning of period		40,545,552		50,204,086

End of period		$397,693,440		$40,545,552

Overdistributed net investment income		$(18,537)		$(308)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase. For the six months ended September 30, 2007, the advisory fee was equivalent to 0.35% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $69,432.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2007, EIS received $1,533 from the sale of Class A shares and $2,156 in contingent deferred sales charges from redemptions Class B shares.

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Atlas California Municipal Bond Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas California Municipal Bond Fund at an exchange ratio of 1.05 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $13,767,353. The aggregate net assets of the Fund and Atlas California Municipal Bond Fund immediately prior to the acquisition were $40,512,845 and $456,406,734, respectively. The aggregate net assets of the Fund immediately after the acquisition were $496,919,579.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $16,812,305 and $98,403,886, respectively, for the six months ended September 30, 2007.

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $382,893,181. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,729,181 and $1,652,111, respectively, with a net unrealized appreciation of $10,077,070.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2007, the Fund did not participate in the interfund lending program.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended September 30, 2007, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen California Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

27

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

28

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

29

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one- and three-year periods ended December 31, 2006, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the Lehman Brothers Five-Year Municipal Bond Index, and a majority of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was near the median of the management fees paid by the funds against which the Trustees compared the Fund’s management fee, and also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees considered information regarding the rates at which other non-Evergreen mutual funds pay advisory fees to EIMC or its affiliates for sub-advisory services that are comparable to the advisory services EIMC or its affiliates provide to the Fund. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that the services and resources required of EIMC where it sub-advises mutual funds sponsored by others are substantially less than in the case of the Funds, since many of the compliance and regulatory responsibilities related to the management function are retained by the primary adviser. The Trustees also considered the investment performance of those other funds sub-advised by EIMC and its affiliates, and concluded that the performance of those funds did not reflect any substantial difference in the quality of the service provided by EIMC and its affiliates to those funds.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to

30

ADDITIONAL INFORMATION (unaudited) continued

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

568010 rv4 11/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

568010  rv4   11/2007

Evergreen Connecticut Municipal Bond Fund

Evergreen

CONNECTICUT MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Connecticut Municipal Bond Fund for the six-month period ended September 30, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six months, although the period ended amid increasing concerns about the potential spreading effects of a crisis in the subprime mortgage market. Dynamic global growth trends and strong corporate profit growth combined to drive most domestic equity prices higher, despite some evidence of a deceleration in the domestic economy. The period also witnessed changes in leadership in stock performance. Reversing multi-year trends, growth stocks started to outperform value stocks, while large cap stocks gained a performance edge over small and mid cap equities. The domestic fixed income markets saw increased volatility during the six-month period. Amid increasing concerns about credit quality, investors sought out Treasuries and other high-grade securities. Lower-rated securities underperformed higher-quality securities. The municipal bond market tended to move in line with the taxable fixed-income market, with shorter-duration strategies generally outperforming longer-duration strategies that were more sensitive to changes in interest rates.

1

LETTER TO SHAREHOLDERS continued

Despite the weakness in the housing market, related problems in the subprime mortgage industry and some apparent slowing of job growth in the closing weeks of the period, the economy continued to grow throughout the six months. Rising corporate capital investments, resilient strength in consumer purchasing, increasing government spending and brisk export activity combined to propel the economy ahead. Gross Domestic Product grew at an annual rate of 3.8% in the second quarter of 2007 and then accelerated slightly to a rate of 3.9% in the third quarter, as reported by the U.S. Bureau of Economic Analysis. Nevertheless, the capital markets, roiled by the subprime and housing industry concerns, appeared increasingly volatile, leading the U.S. Federal Reserve Board (the “Fed”) to adjust its policy late in the period and to inject additional liquidity into the financial system. The nation’s central bank cut the discount rate in August, and then followed up by reducing the influential fed funds rate from 5.25% to 4.75% in September while also cutting the discount rate again. A month later, after the fiscal period ended, the Fed cut the key fed funds rate once again, this time by 25 basis points, to 4.5% .

During the six-month period, the management teams for Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,
Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of September 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Diane C. Beaver

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar’s style box is based on a portfolio date as of 9/30/2007. The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/31/1981

	Class A	Class B	Class C	Class I
Class inception date	12/30/1997	1/9/1998	3/27/2002	11/24/1997

Nasdaq symbol	ECTAX	ECTBX	ECTCX	ECTYX

6-month return with sales charge	-4.37%	-4.84%	-0.90%	N/A

6-month return w/o sales charge	0.46%	0.09%	0.09%	0.59%

Average annual return*

1-year with sales charge	-2.89%	-3.67%	0.26%	N/A

1-year w/o sales charge	2.00%	1.24%	1.24%	2.26%

5-year	1.76%	1.68%	2.03%	3.05%

10-year	3.57%	3.34%	3.78%	4.36%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Connecticut Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of September 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2007	9/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,004.63	$ 4.91
Class B	$ 1,000.00	$ 1,000.87	$ 8.65
Class C	$ 1,000.00	$ 1,000.87	$ 8.65
Class I	$ 1,000.00	$ 1,005.88	$ 3.66
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.10	$ 4.95
Class B	$ 1,000.00	$ 1,016.35	$ 8.72
Class C	$ 1,000.00	$ 1,016.35	$ 8.72
Class I	$ 1,000.00	$ 1,021.35	$ 3.69

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.73% for Class B, 1.73% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Income from investment operations
Net investment income (loss)	0.12	0.24	0.24	0.25	0.24	0.26
Net realized and unrealized gains or losses on investments	(0.09)	0.04	(0.09)	(0.19)	0.04	0.29

Total from investment operations	0.03	0.28	0.15	0.06	0.28	0.55

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.24)	(0.25)	(0.24)	(0.26)

Net asset value, end of period	$ 6.24	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Total return[1]	0.46%	4.49%	2.39%	0.90%	4.39%	8.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,735	$8,175	$8,607	$7,266	$6,327	$4,342
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.98%[2]	0.96%	0.96%	0.98%	1.10%	0.96%
Expenses excluding waivers/reimbursements
and expense reductions	1.03%[2]	1.01%	1.00%	0.99%	1.10%	1.03%
Net investment income (loss)	3.80%[2]	3.76%	3.82%	3.84%	3.67%	4.03%
Portfolio turnover rate	14%	58%	24%	19%	10%	9%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Income from investment operations
Net investment income (loss)	0.09	0.19	0.20	0.20	0.19	0.21
Net realized and unrealized gains or losses on investments	(0.09)	0.04	(0.09)	(0.19)	0.04	0.29

Total from investment operations	0	0.23	0.11	0.01	0.23	0.50

Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.20)	(0.20)	(0.19)	(0.21)

Net asset value, end of period	$ 6.24	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Total return[1]	0.09%	3.73%	1.68%	0.20%	3.66%	8.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,587	$3,074	$3,712	$4,418	$5,148	$4,480
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.73%[2]	1.71%	1.70%	1.69%	1.80%	1.71%
Expenses excluding waivers/reimbursements
and expense reductions	1.73%[2]	1.71%	1.70%	1.69%	1.80%	1.78%
Net investment income (loss)	3.05%[2]	3.01%	3.08%	3.13%	2.96%	3.26%
Portfolio turnover rate	14%	58%	24%	19%	10%	9%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Income from investment operations
Net investment income (loss)	0.09	0.19	0.20	0.20	0.19	0.21
Net realized and unrealized gains or losses on investments	(0.09)	0.04	(0.09)	(0.19)	0.04	0.29

Total from investment operations	0	0.23	0.11	0.01	0.23	0.50

Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.20)	(0.20)	(0.19)	(0.21)

Net asset value, end of period	$ 6.24	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Total return[1]	0.09%	3.73%	1.68%	0.20%	3.66%	8.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,840	$2,201	$1,777	$1,685	$1,966	$2,345
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.73%[2]	1.71%	1.70%	1.69%	1.80%	1.76%
Expenses excluding waivers/reimbursements
and expense reductions	1.73%[2]	1.71%	1.70%	1.69%	1.80%	1.83%
Net investment income (loss)	3.05%[2]	3.01%	3.08%	3.13%	2.97%	3.13%
Portfolio turnover rate	14%	58%	24%	19%	10%	9%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Income from investment operations
Net investment income (loss)	0.13	0.25	0.26	0.27	0.26	0.28
Net realized and unrealized gains or losses on investments	(0.09)	0.04	(0.09)	(0.19)	0.04	0.29

Total from investment operations	0.04	0.29	0.17	0.08	0.30	0.57

Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.26)	(0.27)	(0.26)	(0.28)

Net asset value, end of period	$ 6.24	$ 6.33	$ 6.29	$ 6.38	$ 6.57	$ 6.53

Total return	0.59%	4.77%	2.70%	1.21%	4.70%	9.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$53,052	$55,022	$61,671	$61,887	$68,275	$63,580
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.73%[1]	0.71%	0.70%	0.69%	0.80%	0.71%
Expenses excluding waivers/reimbursements
and expense reductions	0.73%[1]	0.71%	0.70%	0.69%	0.80%	0.78%
Net investment income (loss)	4.04%[1]	4.01%	4.07%	4.12%	3.97%	4.28%
Portfolio turnover rate	14%	58%	24%	19%	10%	9%

1 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.0%
COMMUNITY DEVELOPMENT DISTRICT 4.8%
Connecticut Dev. Auth. RB:
Alzheimers Ctr., Inc. Proj., 5.40%, 08/15/2021	$ 1,000,000	$977,040
Elm Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	777,090
Mary Wade Home, Ser. A:
5.60%, 12/01/2007	200,000	200,488
5.70%, 12/01/2008	100,000	101,742
6.375%, 12/01/2018	1,000,000	1,067,170

		3,123,530

EDUCATION 8.6%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	60,000	64,907
Ser. A, 6.375%, 07/01/2016	900,000	954,567
Univ. of Hartford:
Ser. E, 5.00%, 07/01/2013	1,000,000	1,042,040
Ser. G, 5.25%, 07/01/2026	1,000,000	1,026,750
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,595,857
Connecticut Hlth. & Edl. Hospital For Special Care RB, Ser. C, 5.25%, 07/01/2018	915,000	956,148

		5,640,269

ELECTRIC REVENUE 4.1%
Connecticut Dev. Auth. PCRB, Light & Power Facs., 5.85%, 09/01/2028	1,000,000	1,029,430
Puerto Rico Elec. Power Auth. RB, Ser. NN, 5.50%, 07/01/2018	1,500,000	1,650,210

		2,679,640

GENERAL OBLIGATION - LOCAL 9.5%
Bridgeport, CT GO:
Ser. A, 5.25%, 09/15/2022	1,000,000	1,087,840
Ser. B, 5.00%, 12/01/2018	1,500,000	1,621,470
Hartford, CT GO, 5.00%, 07/15/2022	1,300,000	1,378,702
Milford, CT GO, 5.20%, 01/15/2013	500,000	538,490
New Haven, CT GO:
ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,331
Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	995,000	1,052,143
Plainville, CT GO, 5.00%, 12/01/2017	500,000	530,575

		6,214,551

GENERAL OBLIGATION - STATE 10.1%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,335,920
Connecticut GO:
Ser. C, 5.00%, 06/01/2022	2,000,000	2,124,180
Ser. E, 5.125%, 11/15/2015	1,000,000	1,055,250
Ser. F, 5.25%, 10/15/2021	1,000,000	1,088,930

		6,604,280

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 10.7%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children’s Med. Ctr., Ser. B, 5.00%, 07/01/2021	$ 1,000,000	$1,052,910
Lawrence & Mem. Hosp., Ser. E, 5.75%, 07/01/2034	1,200,000	1,200,000
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,059,670
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,010,750
William W. Backus Hosp., Ser. G:
5.00%, 07/01/2023	1,000,000	1,041,680
5.00%, 07/01/2035	1,000,000	1,024,470
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2025	500,000	527,570

		6,917,050

HOUSING 13.8%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	315,000	330,205
Hsg. Mtge. Program, Ser. A-2, 5.05%, 11/15/2022	1,000,000	1,015,000
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	567,226
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,006,480
Ser. F-1, 5.05%, 11/15/2021	995,000	1,005,686
Ser. G-2, 4.55%, 11/15/2018	500,000	494,385
Next Steps, Ser. 7, 5.00%, 06/15/2019	1,390,000	1,488,746
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,076,740

		8,984,468

INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator
Lisbon, Inc. Proj., Ser. A, 5.50%, 01/01/2014	1,000,000	1,000,450
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj.,
5.75%, 08/01/2035	500,000	509,070
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj.,
Ser. A, 5.20%, 04/01/2018	1,000,000	981,760
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%,
07/01/2022	1,000,000	935,720

		3,427,000

MISCELLANEOUS REVENUE 3.3%
Connecticut Revolving Fund RB, Ser. A, 5.00%, 07/01/2020	1,320,000	1,411,608
Mashantucket Western Pequot Tribe RB, Ser. A, 5.50%, 09/01/2036 144A	500,000	500,325
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	258,175

		2,170,108

PRE-REFUNDED 1.7%
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%,
08/15/2013	1,000,000	1,105,080

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 12.6%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RB, Ser. B, 5.00%,
07/01/2019	$ 1,000,000	$1,038,000
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 5.00%, 07/01/2023	500,000	526,220
Ser. B, 6.50%, 10/01/2010	3,905,000	4,229,779
Georgetown, CT Spl. Taxing Dist. GO, Ser. A, 5.125%, 10/01/2036	1,500,000	1,360,605
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,061,630

		8,216,234

STUDENT LOAN 0.6%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%,
11/15/2008	415,000	416,212

TRANSPORTATION 6.6%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%, 07/01/2019	2,000,000	2,128,020
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,145,660

		4,273,680

UTILITY 1.6%
Puerto Rico Elec. Power Auth. RB, Ser. PP, 5.00%, 07/01/2022	1,000,000	1,055,640

WATER & SEWER 4.7%
Connecticut Dev. Auth. Water Facs. RB, Aquarion Water Co. Proj., 4.70%,
07/01/2036	1,000,000	944,530
South Central Connecticut Regl. Water Auth. RB:
5.00%, 08/01/2024	1,000,000	1,046,480
5.25%, 08/01/2014	1,000,000	1,071,750

		3,062,760

Total Municipal Obligations (cost $62,476,324)		63,890,502

	Shares	Value

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.82% q ø
(cost $481,841)	481,841	481,841

Total Investments (cost $62,958,165) 98.7%		64,372,343
Other Assets and Liabilities 1.3%		841,931

Net Assets 100.0%		$65,214,274

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ETM	Escrow to Maturity
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of September 30, 2007:

Connecticut	77.3%
Puerto Rico	12.8%
South Carolina	3.4%
Virgin Islands	1.9%
Texas	1.5%
Minnesota	0.8%
North Carolina	0.8%
Delaware	0.8%
Non-state specific	0.7%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2007:

AAA	52.9%
AA	22.0%
A	6.4%
BBB	12.8%
B	1.5%
NR	4.4%

100.0%

The following table shows the percent of total investments based on effective maturity as of September 30, 2007:

Less than 1 year	2.9%
1 to 3 year(s)	4.3%
3 to 5 years	9.9%
5 to 10 years	19.9%
10 to 20 years	54.7%
20 to 30 years	8.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $62,476,324)	$63,890,502
Investments in affiliated money market fund, at value (cost $481,841)	481,841

Total investments	64,372,343
Cash	45,408
Receivable for Fund shares sold	21,940
Interest receivable	950,743
Prepaid expenses and other assets	13,914

Total assets	65,404,348

Liabilities
Dividends payable	168,964
Payable for Fund shares redeemed	834
Advisory fee payable	2,242
Distribution Plan expenses payable	241
Due to other related parties	840
Accrued expenses and other liabilities	16,953

Total liabilities	190,074

Net assets	$65,214,274

Net assets represented by
Paid-in capital	$65,322,147
Overdistributed net investment income	(61,216)
Accumulated net realized losses on investments	(1,460,835)
Net unrealized gains on investments	1,414,178

Total net assets	$65,214,274

Net assets consists of
Class A	$7,735,446
Class B	2,587,278
Class C	1,839,746
Class I	53,051,804

Total net assets	$65,214,274

Shares outstanding (unlimited number of shares authorized)
Class A	1,239,636
Class B	414,630
Class C	294,830
Class I	8,502,166

Net asset value per share
Class A	$6.24
Class A — Offering price (based on sales charge of 4.75%)	$6.55
Class B	$6.24
Class C	$6.24
Class I	$6.24

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2007 (unaudited)

Investment income
Interest	$1,544,099
Income from affiliate	14,513

Total investment income	1,558,612

Expenses
Advisory fee	137,248
Distribution Plan expenses
Class A	11,785
Class B	13,706
Class C	9,695
Administrative services fee	32,468
Transfer agent fees	4,268
Trustees’ fees and expenses	2,022
Printing and postage expenses	10,431
Custodian and accounting fees	10,968
Registration and filing fees	23,631
Professional fees	14,631
Other	1,821

Total expenses	272,674
Less: Expense reductions	(693)
Expense reimbursements	(1,964)

Net expenses	270,017

Net investment income	1,288,595

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(78,616)
Net change in unrealized gains or losses on investments	(852,172)

Net realized and unrealized gains or losses on investments	(930,788)

Net increase in net assets resulting from operations	$357,807

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007		Year Ended
	(unaudited)		March 31, 2007

Operations
Net investment income		$1,288,595		$2,826,451
Net realized gains or losses on
investments		(78,616)		749,580
Net change in unrealized gains or losses
on investments		(852,172)		(244,852)

Net increase in net assets resulting from
operations		357,807		3,331,179

Distributions to shareholders from
Net investment income
Class A		(149,047)		(318,791)
Class B		(41,706)		(99,909)
Class C		(29,479)		(56,239)
Class I		(1,068,165)		(2,369,707)

Total distributions to shareholders		(1,288,397)		(2,844,646)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	137,249	856,473	99,501	628,467
Class B	507	3,100	19,777	124,795
Class C	20,514	128,331	155,601	983,361
Class I	563,610	3,519,546	558,154	3,519,119

		4,507,450		5,255,742

Net asset value of shares issued in
reinvestment of distributions
Class A	12,251	76,536	24,959	157,619
Class B	4,248	26,535	10,125	63,917
Class C	2,317	14,471	5,422	34,232
Class I	3,880	24,196	4,172	26,405

		141,738		282,173

Automatic conversion of Class B shares
to Class A shares
Class A	5,343	33,178	26,969	169,707
Class B	(5,343)	(33,178)	(26,969)	(169,707)

		0		0

Payment for shares redeemed
Class A	(206,943)	(1,284,646)	(228,587)	(1,448,201)
Class B	(70,548)	(443,624)	(107,539)	(676,702)
Class C	(75,784)	(474,010)	(95,893)	(604,743)
Class I	(759,789)	(4,773,650)	(1,677,429)	(10,589,809)

		(6,975,930)		(13,319,455)

Net decrease in net assets resulting from
capital share transactions		(2,326,742)		(7,781,540)

Total decrease in net assets		(3,257,332)		(7,295,007)
Net assets
Beginning of period		68,471,606		75,766,613

End of period		$65,214,274		$68,471,606

Overdistributed net investment income		$(61,216)		$(61,414)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Connecticut Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. For the six months ended September 30, 2007, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,964.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2007, EIS received $1,893 from the sale of Class A shares and $5,515 in contingent deferred sales charges from redemptions of Class B.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $8,938,977 and $12,577,456, respectively, for the six months ended September 30, 2007.

On September 30 2007, the aggregate cost of securities for federal income tax purposes was $62,958,165. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,792,349 and $378,171, respectively, with a net unrealized appreciation of $1,414,178.

As of March 31, 2007, the Fund had $1,382,219 in capital loss carryovers for federal income tax purposes with $1,335,126 expiring in 2009, $36,516 expiring in 2012 and $10,577 expiring in 2013.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2007, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended September 30, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

24

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Connecticut Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the

26

ADDITIONAL INFORMATION (unaudited) continued

membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the Evergreen funds.

27

ADDITIONAL INFORMATION (unaudited) continued

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

28

ADDITIONAL INFORMATION (unaudited) continued

Certain Fund-specific considerations. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in the various states, the generally limited sizes of those funds, and the effect of the funds’ lack of scale and, in some cases, limited investment opportunities, on the funds’ historical performance records. The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, and generally underperformed the funds against which the Trustees compared the Fund’s performance. The Trustees considered in this regard that the number of other mutual funds focusing their investments in Connecticut municipal bonds is small and that, as a result, a comparison of the Fund’s performance with that of its peer funds (which included a number of municipal bond funds focusing their investments on municipal bonds of issuers in other states) may be of limited utility.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the funds against which the Trustees compared the Fund’s management fee, but near the median of that group, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees also noted that the Fund’s performance and expenses were likely affected adversely by the Fund’s relatively small size.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund. The Trustees noted that, in light of the size of the Fund, and the relatively small potential investor base, it was unlikely that the Fund would achieve a size affording the potential for realization of significant economies.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other

29

ADDITIONAL INFORMATION (unaudited) continued

things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

568011 rv4 11/2007

Evergreen New Jersey Municipal Bond Fund

Evergreen

NEW JERSEY MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen New Jersey Municipal Bond Fund for the six-month period ended September 30, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six months, although the period ended amid increasing concerns about the potential spreading effects of a crisis in the subprime mortgage market. Dynamic global growth trends and strong corporate profit growth combined to drive most domestic equity prices higher, despite some evidence of a deceleration in the domestic economy. The period also witnessed changes in leadership in stock performance. Reversing multi-year trends, growth stocks started to outperform value stocks, while large cap stocks gained a performance edge over small and mid cap equities. The domestic fixed income markets saw increased volatility during the six-month period. Amid increasing concerns about credit quality, investors sought out Treasuries and other high-grade securities. Lower-rated securities underperformed higher-quality securities. The municipal bond market tended to move in line with the taxable fixed-income market, with shorter-duration strategies generally outperforming longer-duration strategies that were more sensitive to changes in interest rates.

1

LETTER TO SHAREHOLDERS continued

Despite the weakness in the housing market, related problems in the subprime mortgage industry and some apparent slowing of job growth in the closing weeks of the period, the economy continued to grow throughout the six months. Rising corporate capital investments, resilient strength in consumer purchasing, increasing government spending and brisk export activity combined to propel the economy ahead. Gross Domestic Product grew at an annual rate of 3.8% in the second quarter of 2007 and then accelerated slightly to a rate of 3.9% in the third quarter, as reported by the U.S. Bureau of Economic Analysis. Nevertheless, the capital markets, roiled by the subprime and housing industry concerns, appeared increasingly volatile, leading the U.S. Federal Reserve Board (the “Fed”) to adjust its policy late in the period and to inject additional liquidity into the financial system. The nation’s central bank cut the discount rate in August, and then followed up by reducing the influential fed funds rate from 5.25% to 4.75% in September while also cutting the discount rate again. A month later, after the fiscal period ended, the Fed cut the key fed funds rate once again, this time by 25 basis points, to 4.5% .

During the six-month period, the management teams for Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of September 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Keith D. Lowe, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/16/1991

	Class A	Class B	Class C	Class I
Class inception date	7/16/1991	1/30/1996	3/27/2002	2/8/1996

Nasdaq symbol	ENJAX	ENJBX	ENJCX	ENJYX

6-month return with sales charge	-3.80%	-4.36%	-0.40%	N/A

6-month return w/o sales charge	0.97%	0.59%	0.59%	1.10%

Average annual return*

1-year with sales charge	-2.49%	-3.28%	0.66%	N/A

1-year w/o sales charge	2.41%	1.64%	1.64%	2.66%

5-year	1.98%	1.87%	2.22%	3.25%

10-year	3.72%	3.39%	3.80%	4.42%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New Jersey Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of September 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2007	9/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,009.72	$ 4.82
Class B	$ 1,000.00	$ 1,005.94	$ 8.58
Class C	$ 1,000.00	$ 1,005.94	$ 8.58
Class I	$ 1,000.00	$ 1,010.98	$ 3.57
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.20	$ 4.85
Class B	$ 1,000.00	$ 1,016.45	$ 8.62
Class C	$ 1,000.00	$ 1,016.45	$ 8.62
Class I	$ 1,000.00	$ 1,021.45	$ 3.59

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.96% for Class A, 1.71% for Class B, 1.71% for Class C and 0.71% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Income from investment operations
Net investment income (loss)	0.21	0.43	0.43	0.43	0.43	0.47
Net realized and unrealized gains or losses on investments	(0.11)	0.04	(0.12)	(0.30)	0.08	0.39

Total from investment operations	0.10	0.47	0.31	0.13	0.51	0.86

Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.43)	(0.43)	(0.43)	(0.47)

Net asset value, end of period	$ 10.77	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18

Total return[1]	0.97%	4.43%	2.81%	1.15%	4.61%	8.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$49,176	$50,163	$53,633	$52,069	$59,206	$55,422
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	0.96%[2]	0.95%	0.93%[3]	0.93%[3]	0.95%[3]	0.80%[3]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.01%[2]	1.00%	0.97%[3]	0.94%[3]	0.95%[3]	0.88%[3]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.87%[2]	0.87%	0.87%	0.90%	0.92%	0.77%
Interest and fee expense[4]	0.09%[2]	0.08%	0.06%	0.03%	0.03%	0.03%
Net investment income (loss)	3.95%[2]	3.98%	3.93%	3.85%	3.79%	4.19%
Portfolio turnover rate	8%	34%	19%	27%	24%	30%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Income from investment operations
Net investment income (loss)	0.17	0.35	0.35	0.35	0.35	0.37
Net realized and unrealized gains or losses on investments	(0.11)	0.04	(0.12)	(0.30)	0.08	0.39

Total from investment operations	0.06	0.39	0.23	0.05	0.43	0.76

Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.35)	(0.35)	(0.35)	(0.37)

Net asset value, end of period	$ 10.77	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18

Total return[1]	0.59%	3.67%	2.10%	0.44%	3.87%	7.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,173	$18,780	$21,416	$25,335	$33,148	$35,651
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	1.71%[2]	1.70%	1.67%[3]	1.64%[3]	1.65%[3]	1.63%[3]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.71%[2]	1.70%	1.67%[3]	1.64%[3]	1.65%[3]	1.63%[3]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.62%[2]	1.62%	1.61%	1.61%	1.62%	1.60%
Interest and fee expense[4]	0.09%[2]	0.08%	0.06%	0.03%	0.03%	0.03%
Net investment income (loss)	3.21%[2]	3.23%	3.18%	3.14%	3.08%	3.34%
Portfolio turnover rate	8%	34%	19%	27%	24%	30%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.88	$10.84	$10.96	$11.26	$ 11.18	$10.79

Income from investment operations
Net investment income (loss)	0.17	0.35	0.35	0.35	0.35	0.37
Net realized and unrealized gains or losses on investments	(0.11)	0.04	(0.12)	(0.30)	0.08	0.39

Total from investment operations	0.06	0.39	0.23	0.05	0.43	0.76

Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.35)	(0.35)	(0.35)	(0.37)

Net asset value, end of period	$10.77	$10.88	$10.84	$10.96	$ 11.26	$11.18

Total return[1]	0.59%	3.67%	2.10%	0.44%	3.87%	7.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,802	$7,486	$8,753	$9,718	$10,126	$8,007
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	1.71%[2]	1.70%	1.68%[3]	1.64%[3]	1.65%[3]	1.61%[3]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.71%[2]	1.70%	1.68%[3]	1.64%[3]	1.65%[3]	1.61%[3]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.62%[2]	1.62%	1.62%	1.61%	1.62%	1.58%
Interest and fee expense[4]	0.09%[2]	0.08%	0.06%	0.03%	0.03%	0.03%
Net investment income (loss)	3.21%[2]	3.23%	3.18%	3.14%	3.08%	3.22%
Portfolio turnover rate	8%	34%	19%	27%	24%	30%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18	$ 10.79

Income from investment operations
Net investment income (loss)	0.23	0.46	0.46	0.46	0.46	0.48
Net realized and unrealized gains or losses on investments	(0.11)	0.04	(0.12)	(0.30)	0.08	0.39

Total from investment operations	0.12	0.50	0.34	0.16	0.54	0.87

Distributions to shareholders from
Net investment income	(0.23)	(0.46)	(0.46)	(0.46)	(0.46)	(0.48)

Net asset value, end of period	$ 10.77	$ 10.88	$ 10.84	$ 10.96	$ 11.26	$ 11.18

Total return	1.10%	4.71%	3.12%	1.45%	4.92%	8.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$157,168	$162,436	$176,788	$181,659	$181,649	$178,219
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	0.71%[1]	0.70%	0.67%[2]	0.64%[2]	0.66%[2]	0.63%[2]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.71%[1]	0.70%	0.67%[2]	0.64%[2]	0.66%[2]	0.63%[2]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.62%[1]	0.62%	0.61%	0.61%	0.63%	0.60%
Interest and fee expense[3]	0.09%[1]	0.08%	0.06%	0.03%	0.03%	0.03%
Net investment income (loss)	4.20%[1]	4.23%	4.18%	4.14%	4.08%	4.36%
Portfolio turnover rate	8%	34%	19%	27%	24%	30%

1 Annualized

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 101.5%
AIRPORT 3.1%
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	$ 5,000,000	$5,014,750
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,046,160

		7,060,910

CONTINUING CARE RETIREMENT COMMUNITY 7.3%
Burlington Cnty., NJ Bridge Commission EDRB, The Evergreens Proj., 5.625%,
01/01/2038 #	4,000,000	3,973,720
New Jersey EDA RB:
First Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,169,515
First Mtge. of The Evergreens:
5.875%, 10/01/2012	2,000,000	2,001,100
6.00%, 10/01/2017	680,000	687,018
6.00%, 10/01/2022	4,140,000	4,167,904
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	3,037,680
Seabrook Vlg., Inc. Facs., 5.25%, 11/15/2026	1,750,000	1,664,722

		16,701,659

EDUCATION 8.0%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,397,339
5.25%, 01/15/2022	1,000,000	1,056,630
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	551,125
New Jersey Edl. Facs. Auth. RB:
Higher Ed. Capital Impt., Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,189,852
Kean Univ., Ser. D:
5.00%, 07/01/2025	2,080,000	2,193,214
5.25%, 07/01/2019	1,000,000	1,084,520
5.25%, 07/01/2020	1,000,000	1,084,520
New Jersey Edl. Facs. Auth. RRB, Greorgian Ct. Univ., Ser. D:
5.00%, 07/01/2033	1,000,000	984,260
5.25%, 07/01/2027	500,000	510,680
New Jersey EDRB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,325,200

		18,377,340

ELECTRIC REVENUE 4.6%
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2022	10,000,000	10,556,400

GENERAL OBLIGATION - LOCAL 1.0%
Essex Cnty., NJ Impt. Auth. GO, Ser. A, 5.80%, 11/01/2007	500,000	500,995
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	252,835
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	443,268
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,023,993
Washington Township, NJ GO, Warren Cnty., Board of Ed., 7.50%, 04/15/2009	130,000	137,682

		2,358,773

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 4.8%
Commonwealth of Puerto Rico GO, 6.50%, 07/01/2008, (Insd. by MBIA)	$1,115,000	$1,140,076
New Jersey GO:
Ser. E, 6.00%, 07/15/2009	6,500,000	6,784,895
Ser. F, 5.50%, 08/01/2011	3,000,000	3,210,420

		11,135,391

HOSPITAL 13.9%
Camden Cnty., NJ Impt. Auth. Hlth. Care RB:
Cooper Hlth. Sys. Obl. Group A, 5.25%, 02/15/2020	5,000,000	5,103,900
Cooper Hlth. Sys. Obl. Group B, 5.25%, 02/15/2027	2,500,000	2,508,950
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Carroll Cnty. Gen. Hosp., 5.75%,
07/01/2022	500,000	518,875
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	3,932,406
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	705,000	709,449
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,913,837
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,505,350
St. Joseph’s Hosp. & Med. Ctr., Ser. A, 5.70%, 07/01/2011	1,000,000	1,011,450
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,199,530
Atlantic Hlth. Sys. Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,459,903
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	2,900,000	3,105,552

		31,969,202

HOUSING 7.9%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,032,140
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	846,133
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,885,000	2,958,683
5.45%, 11/01/2014, (Insd. by FSA)	960,000	983,904
5.70%, 05/01/2020, (Insd. by FSA)	220,000	227,269
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	351,186
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,575,000	1,647,481
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. T:
4.625%, 10/01/2027	5,000,000	4,764,600
4.70%, 10/01/2037	2,000,000	1,869,020
5.25%, 10/01/2037	2,500,000	2,627,750

		18,308,166

LEASE 4.4%
Burlington Cnty., NJ Bridge Commission RB, Gtd. Governmental Leasing Program:
5.25%, 08/15/2020	1,000,000	1,075,060
5.25%, 08/15/2021	1,500,000	1,612,590

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012,
(Insd. by FGIC)	$3,090,000	$3,285,968
New Jersey EDA RB:
Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,790,000	1,899,154
Muni. Loan Pool, 5.25%, 11/15/2018	1,745,000	1,859,350
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	505,735

		10,237,857

MISCELLANEOUS REVENUE 5.4%
Bergen Cnty., NJ Impt. Auth. RB, Wyckoff Board of Ed. Proj., 5.25%, 04/01/2020	1,770,000	1,911,759
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 6.25%,
07/01/2009, (Insd. by AMBAC)	250,000	261,828
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	4,085,000	4,448,279
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,340,375
New Jersey Env. Infrastructure Trust RRB, Ser. B, 5.00%, 09/01/2019	4,050,000	4,440,298

		12,402,539

PORT AUTHORITY 16.2%
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	792,083
Delaware River & Bay Auth. RRB, 5.00%, 01/01/2018, (Insd. by MBIA)	3,750,000	3,984,000
Delaware River Port Auth. of Pennsylvania & New Jersey RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,511,150
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,004,470
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,620,153
Port Auth. of New York & New Jersey RB:
126th Street Proj., 5.50%, 11/15/2013, (Insd. by FGIC) ‡	10,000,000	10,772,600
140th Street Proj., 5.00%, 12/01/2034, (Insd. by FGIC)	5,000,000	5,163,150
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,396,700
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,024,521

		37,268,827

PRE-REFUNDED 3.3%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	53,802
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	53,761
New Jersey Trans. Corp. COP, Federal Trans. Admin. Grants, Ser. A, 5.75%,
09/15/2011, (Insd. by AMBAC)	1,150,000	1,198,898
New Jersey Trans. Trust Fund Auth. RRB, Trans. Sys., Ser. B, 6.50%, 06/15/2010,
(Insd. by MBIA)	375,000	403,759
New Jersey Turnpike Auth. RRB:
Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	2,335,000	2,447,477
Ser. C:
6.50%, 01/01/2016, (Insd. by MBIA)	2,515,000	2,894,866
6.50%, 01/01/2016, (Insd. by MBIA)	485,000	555,548

		7,608,111

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 2.3%
New Jersey Sports & Expo. Auth. RB, Ser. A:
5.75%, 03/01/2010, (Insd. by MBIA)	$ 4,085,000	$4,294,847
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,054,030

		5,348,877

SPECIAL TAX 1.3%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,076,440

STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016,
(Insd. by AMBAC)	415,000	418,295

TRANSPORTATION 15.6%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,575,218
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,350,620
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,072,840
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.25%, 12/15/2022 ##	15,000,000	16,507,500
5.625%, 06/15/2013	1,200,000	1,314,684
5.625%, 06/15/2014	1,500,000	1,673,955
5.75%, 06/15/2015	1,300,000	1,474,642
Ser. B:
5.25%, 12/15/2014	6,500,000	7,128,095
6.50%, 06/15/2010, (Insd. by MBIA)	625,000	672,094
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	965,000	1,008,705
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,099

		35,828,452

UTILITY 1.2%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,847,063

WATER & SEWER 1.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012,
(Insd. by MBIA)	1,000,000	1,116,260
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by
AMBAC)	685,000	696,590
Stony Brook Regl. Sewer Auth. New Jersey RB, Ser. B, 5.45%, 12/01/2012	500,000	523,795

		2,336,645

Total Municipal Obligations (cost $226,771,440)		233,840,947

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.82% q ø ##
(cost $2,457,599)	2,457,599	$2,457,599

Total Investments (cost $229,229,039) 102.6%		236,298,546
Other Assets and Liabilities (2.6%)		(5,979,343)

Net Assets 100.0%		$230,319,203

#	When-issued or delayed delivery security
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of September 30, 2007:

New Jersey	73.0%
New York	12.0%
Puerto Rico	7.6%
Pennsylvania	2.8%
Delaware	2.0%
Virgin Islands	1.3%
Maryland	0.2%
Non-state specific	1.1%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2007:

AAA	58.1%
AA	24.1%
A	5.2%
BBB	5.9%
NR	6.7%

100.0%

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of September 30, 2007:

Less than 1 year	0.5%
1 to 3 year(s)	9.0%
3 to 5 years	6.6%
5 to 10 years	29.9%
10 to 20 years	45.7%
20 to 30 years	4.7%
Greater than 30 years	3.6%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $226,771,440)	$233,840,947
Investments in affiliated money market fund, at value (cost $2,457,599)	2,457,599

Total investments	236,298,546
Receivable for securities sold	495,894
Receivable for Fund shares sold	82,688
Interest receivable	3,381,572
Prepaid expenses and other assets	28,009

Total assets	240,286,709

Liabilities
Dividends payable	535,474
Payable for securities purchased	3,979,440
Payable for Fund shares redeemed	322,017
Payable for floating-rate notes issued	5,000,000
Due to custodian bank	4,700
Interest and fee expense payable	80,305
Advisory fee payable	7,927
Distribution Plan expenses payable	1,156
Due to other related parties	2,153
Accrued expenses and other liabilities	34,334

Total liabilities	9,967,506

Net assets	$230,319,203

Net assets represented by
Paid-in capital	$230,463,482
Undistributed net investment income	5,141
Accumulated net realized losses on investments	(7,218,927)
Net unrealized gains on investments	7,069,507

Total net assets	$230,319,203

Net assets consists of
Class A	$49,176,291
Class B	17,172,608
Class C	6,802,222
Class I	157,168,082

Total net assets	$230,319,203

Shares outstanding (unlimited number of shares authorized)
Class A	4,564,268
Class B	1,593,856
Class C	631,344
Class I	14,587,473

Net asset value per share
Class A	$10.77
Class A — Offering price (based on sales charge of 4.75%)	$11.31
Class B	$10.77
Class C	$10.77
Class I	$10.77

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2007 (unaudited)

Investment income
Interest	$5,612,525
Income from affiliate	53,355

Total investment income	5,665,880

Expenses
Advisory fee	483,384
Distribution Plan expenses
Class A	73,425
Class B	88,959
Class C	35,012
Administrative services fee	114,349
Transfer agent fees	23,022
Trustees’ fees and expenses	2,332
Printing and postage expenses	10,819
Custodian and accounting fees	35,597
Registration and filing fees	29,189
Professional fees	12,013
Interest and fee expense	102,493
Other	5,144

Total expenses	1,015,738
Less: Expense reductions	(2,282)
Expense reimbursements	(12,238)

Net expenses	1,001,218

Net investment income	4,664,662

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(634,862)
Net change in unrealized gains or losses on investments	(1,678,335)

Net realized and unrealized gains or losses on investments	(2,313,197)

Net increase in net assets resulting from operations	$2,351,465

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007		Year Ended
	(unaudited)		March 31, 2007

Operations
Net investment income		$4,664,662		$10,000,930
Net realized gains or losses on investments		(634,862)		1,446,514
Net change in unrealized gains or losses
on investments		(1,678,335)		(512,823)

Net increase in net assets resulting from
operations		2,351,465		10,934,621

Distributions to shareholders from
Net investment income
Class A		(973,204)		(2,055,443)
Class B		(286,740)		(637,410)
Class C		(112,903)		(254,519)
Class I		(3,304,418)		(7,078,409)

Total distributions to shareholders		(4,677,265)		(10,025,781)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	255,898	2,756,434	564,477	6,134,177
Class B	58,185	625,751	128,192	1,394,347
Class C	11,334	121,850	148,869	1,621,419
Class I	1,120,728	12,043,213	1,529,479	16,659,657

		15,547,248		25,809,600

Net asset value of shares issued in
reinvestment of distributions
Class A	63,181	679,213	128,213	1,394,940
Class B	18,691	200,945	40,618	441,811
Class C	5,746	61,780	12,360	134,466
Class I	9,263	99,594	16,716	181,886

		1,041,532		2,153,103

Automatic conversion of Class B shares
to Class A shares
Class A	24,646	265,751	140,803	1,529,260
Class B	(24,646)	(265,751)	(140,803)	(1,529,260)

		0		0

Payment for shares redeemed
Class A	(389,956)	(4,199,406)	(1,170,053)	(12,729,585)
Class B	(184,438)	(1,981,545)	(277,385)	(3,012,977)
Class C	(73,758)	(795,193)	(280,589)	(3,048,699)
Class I	(1,472,345)	(15,831,216)	(2,923,704)	(31,806,099)

		(22,807,360)		(50,597,360)

Net decrease in net assets resulting from
capital share transactions		(6,218,580)		(22,634,657)

Total decrease in net assets		(8,544,380)		(21,725,817)
Net assets
Beginning of period		238,863,583		260,589,400

End of period	$ 230,319,203		$ 238,863,583

Undistributed net investment income	$ 5,141		$ 17,744

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New Jersey Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase. For the six months ended September 30, 2007, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $12,238.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2007, EIS received $7,050 from the sale of Class A shares and $20,455 and $354 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $18,024,550 and $20,464,936, respectively, for the six months ended September 30, 2007.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At September 30, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$5,000,000	1.42%	$10,772,600

During the six months ended September 30, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $102,221.

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $229,229,039. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,630,512 and $561,005, respectively, with a net unrealized appreciation of $7,069,507.

As of March 31, 2007, the Fund had $6,584,065 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2012	2013

$4,638,390	$972,505	$183,574	$680,404	$109,192

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended September 30, 2007, the Fund had average borrowings outstanding of $4,610 (on an annualized basis) at a rate of 5.89% and paid interest of $272.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen New Jersey Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

26

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

27

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in the various states, the generally limited sizes of those funds, and the effect of the funds’ lack of scale and, in some cases, limited investment opportunities, on the funds’ historical performance records. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, and a majority of the funds against which the Trustees compared the Fund’s performance. The Trustees considered in this regard that the number of other mutual funds focusing their investments in New Jersey municipal bonds is small and that, as a result, a comparison of the Fund’s performance with that of its peer funds (which included a number of municipal bond funds focusing their investments on municipal bonds of issuers in other states) may be of limited utility.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the funds against which the Trustees compared the Fund’s management fee, but near the median of that group, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

29

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

568012 rv4 11/2007

Evergreen New York Municipal Bond Fund

Evergreen

NEW YORK MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen New York Municipal Bond Fund for the six-month period ended September 30, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six months, although the period ended amid increasing concerns about the potential spreading effects of a crisis in the subprime mortgage market. Dynamic global growth trends and strong corporate profit growth combined to drive most domestic equity prices higher, despite some evidence of a deceleration in the domestic economy. The period also witnessed changes in leadership in stock performance. Reversing multi-year trends, growth stocks started to outperform value stocks, while large cap stocks gained a performance edge over small and mid cap equities. The domestic fixed income markets saw increased volatility during the six-month period. Amid increasing concerns about credit quality, investors sought out Treasuries and other high-grade securities. Lower-rated securities underperformed higher-quality securities. The municipal bond market tended to move in line with the taxable fixed-income market, with shorter-duration strategies generally outperforming longer-duration strategies that were more sensitive to changes in interest rates.

1

LETTER TO SHAREHOLDERS continued

Despite the weakness in the housing market, related problems in the subprime mortgage industry and some apparent slowing of job growth in the closing weeks of the period, the economy continued to grow throughout the six months. Rising corporate capital investments, resilient strength in consumer purchasing, increasing government spending and brisk export activity combined to propel the economy ahead. Gross Domestic Product grew at an annual rate of 3.8% in the second quarter of 2007 and then accelerated slightly to a rate of 3.9% in the third quarter, as reported by the U.S. Bureau of Economic Analysis. Nevertheless, the capital markets, roiled by the subprime and housing industry concerns, appeared increasingly volatile, leading the U.S. Federal Reserve Board (the “Fed”) to adjust its policy late in the period and to inject additional liquidity into the financial system. The nation’s central bank cut the discount rate in August, and then followed up by reducing the influential fed funds rate from 5.25% to 4.75% in September while also cutting the discount rate again. A month later, after the fiscal period ended, the Fed cut the key fed funds rate once again, this time by 25 basis points, to 4.5% .

During the six-month period, the management teams for Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of September 30, 2007

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS
Portfolio inception date: 4/3/1995

	Class A	Class B	Class C	Class I
Class inception date	10/17/2001	11/8/2002	11/8/2002	4/3/1995

Nasdaq symbol	EOYAX	EOYBX	EOYCX	EOYIX

6-month return with sales charge	-3.50%	-4.07%	-0.09%	N/A

6-month return w/o sales charge	1.29%	0.91%	0.91%	1.42%

Average annual return*

1-year with sales charge	-2.34%	-3.15%	0.79%	N/A

1-year w/o sales charge	2.54%	1.77%	1.77%	2.79%

5-year	2.20%	2.14%	2.48%	3.49%

10-year	4.43%	4.62%	4.62%	5.13%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund’s predecessor fund, OFFIT New York Municipal Fund, and prior to its inception, on the Select shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Advisor shares, 0.30% for Class A and 1.00% for Classes B and C. Class I does not and Select shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New York Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of September 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2007	9/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,012.90	$ 4.58
Class B	$ 1,000.00	$ 1,009.11	$ 8.34
Class C	$ 1,000.00	$ 1,009.11	$ 8.34
Class I	$ 1,000.00	$ 1,014.16	$ 3.32
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.45	$ 4.60
Class B	$ 1,000.00	$ 1,016.70	$ 8.37
Class C	$ 1,000.00	$ 1,016.70	$ 8.37
Class I	$ 1,000.00	$ 1,021.70	$ 3.34

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.91% for Class A, 1.66% for Class B, 1.66% for Class C and 0.66% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended March 31,					Year Ended
	September 30, 2007						December 31,
CLASS A	(unaudited)	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22	$10.77

Income from investment operations
Net investment income (loss)	0.18	0.36	0.36	0.35	0.31	0.08	0.36
Net realized and unrealized gains or losses on
investments	(0.04)	0.17	(0.01)[3]	(0.23)	0.27	(0.01)	0.67

Total from investment operations	0.14	0.53	0.35	0.12	0.58	0.07	1.03

Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.36)	(0.34)	(0.32)	(0.08)	(0.36)
Net realized gains	0	(0.08)	(0.15)	(0.07)	(0.23)	0	(0.22)

Total distributions to shareholders	(0.18)	(0.44)	(0.51)	(0.41)	(0.55)	(0.08)	(0.58)

Net asset value, end of period	$10.84	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22

Total return[4]	1.29%	4.92%	3.15%	1.06%	5.26%	0.60%	9.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,340	$6,345	$5,984	$5,158	$5,234	$2,736	$2,015
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.91%[5]	0.87%	0.87%	0.90%	0.91%	0.82%[5]	0.78%
Expenses excluding waivers/reimbursements
and expense reductions	0.96%[5]	0.92%	0.91%	0.91%	0.91%	0.94%[5]	0.87%
Net investment income (loss)	3.28%[5]	3.30%	3.27%	3.14%	2.80%	2.85%[5]	3.24%
Portfolio turnover rate	6%	36%	23%	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the period prior to November 11, 2002 are those of OFFIT Fund Advisor shares.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended March 31,					Year Ended
	September 30, 2007						December 31,
CLASS B	(unaudited)	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income (loss)	0.14	0.28	0.28	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses on
investments	(0.04)	0.17	(0.01)[3]	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.10	0.45	0.27	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.28)	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	0	(0.08)	(0.15)	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.14)	(0.36)	(0.43)	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$10.84	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22

Total return[4]	0.91%	4.16%	2.43%	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,271	$4,351	$4,733	$4,515	$4,154	$2,342	$972
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.66%[5]	1.62%	1.61%	1.61%	1.61%	1.58%[5]	1.53%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.66%[5]	1.62%	1.61%	1.61%	1.61%	1.70%[5]	1.62%[5]
Net investment income (loss)	2.53%[5]	2.55%	2.53%	2.43%	2.10%	2.11%[5]	2.42%[5]
Portfolio turnover rate	6%	36%	23%	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended March 31,					Year Ended
	September 30, 2007						December 31,
CLASS C	(unaudited)	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income (loss)	0.14	0.28	0.28	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses on
investments	(0.04)	0.17	(0.01)[3]	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.10	0.45	0.27	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.28)	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	0	(0.08)	(0.15)	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.14)	(0.36)	(0.43)	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$10.84	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22

Total return[4]	0.91%	4.16%	2.43%	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,730	$7,103	$6,691	$6,429	$6,205	$4,747	$3,357
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.66%[5]	1.62%	1.61%	1.61%	1.61%	1.57%[5]	1.52%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.66%[5]	1.62%	1.61%	1.61%	1.61%	1.69%[5]	1.61%[5]
Net investment income (loss)	2.53%[5]	2.56%	2.52%	2.43%	2.10%	2.10%[5]	2.31%[5]
Portfolio turnover rate	6%	36%	23%	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended March 31,					Year Ended
	September 30, 2007						December 31,
CLASS I	(unaudited)	2007	2006	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22	$10.77

Income from investment operations
Net investment income (loss)	0.19	0.39	0.39	0.38	0.35	0.08	0.38
Net realized and unrealized gains or
losses on investments	(0.04)	0.17	(0.01)[3]	(0.23)	0.26	(0.01)	0.67

Total from investment operations	0.15	0.56	0.38	0.15	0.61	0.07	1.05

Distributions to shareholders from
Net investment income	(0.19)	(0.39)	(0.39)	(0.37)	(0.35)	(0.08)	(0.38)
Net realized gains	0	(0.08)	(0.15)	(0.07)	(0.23)	0	(0.22)

Total distributions to shareholders	(0.19)	(0.47)	(0.54)	(0.44)	(0.58)	(0.08)	(0.60)

Net asset value, end of period	$10.84	$10.88	$10.79	$10.95	$11.24	$11.21	$11.22

Total return	1.42%	5.20%	3.46%	1.36%	5.57%	0.66%	10.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$63,901	$66,408	$68,474	$81,386	$94,588	$102,678	$101,193
Ratios to average net assets
Expenses including
waivers/reimbursements
but excluding expense reductions	0.66%[4]	0.61%	0.61%	0.60%	0.61%	0.58%[4]	0.51%
Expenses excluding
waivers/reimbursements
and expense reductions	0.66%[4]	0.61%	0.61%	0.60%	0.61%	0.70%[4]	0.60%
Net investment income (loss)	3.53%[4]	3.55%	3.52%	3.38%	3.09%	3.11%[4]	3.48%
Portfolio turnover rate	6%	36%	23%	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the period prior to November 11, 2002 are those of OFFIT Fund Select shares.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.4%
EDUCATION 5.1%
New York Dorm. Auth. RB, Univ. of Rochester, Ser. A-1, 5.00%, 07/01/2022	$ 1,000,000	$ 1,054,500
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	1,145,000	1,240,355
5.50%, 09/01/2013	1,100,000	1,189,551
5.50%, 09/01/2015	620,000	668,069

		4,152,475

GENERAL OBLIGATION - LOCAL 29.8%
Albany Cnty., NY GO, 4.125%, 09/15/2021	2,880,000	2,849,817
Bethlehem, NY Central Sch. Dist. GO, 4.00%, 01/15/2018, (Insd. by FSA)	180,000	179,842
Brookhaven, NY Open Space Preservation GO, 4.25%, 11/01/2022, (Insd.
by MBIA)	1,000,000	1,001,600
Byram Hills, NY Sch. Dist. Refunding GO, Ser. B, 5.00%, 10/15/2019, (Insd.
by MBIA)	1,880,000	2,051,155
Hempstead, NY GO, Ser. A, 5.00%, 03/01/2018	425,000	462,060
Lake Placid, NY Central Sch. Dist. Refunding GO:
5.00%, 06/15/2018, (Insd. by FGIC)	845,000	927,658
5.00%, 06/15/2019, (Insd. by FGIC)	885,000	971,854
Millbrook, NY Central Sch. Dist. GO, 4.25%, 06/01/2019, (Insd. by FSA)	585,000	591,277
New York Middle Country Sch. Dist. GO, Ser. A, 4.25%, 08/15/2021, (Insd.
by MBIA)	500,000	501,310
New York, NY GO:
Ser. C-1, 5.00%, 08/15/2021	1,000,000	1,041,260
Ser. F-1, 5.00%, 09/01/2017	500,000	533,205
Ser. G:
5.00%, 12/01/2019	250,000	263,690
5.00%, 08/01/2020	1,500,000	1,576,080
5.00%, 12/01/2021	1,000,000	1,047,800
New York, NY Refunding GO, Ser. H, 5.00%, 08/01/2020	300,000	314,490
Onondaga Cnty., NY GO, Ser. A, 5.00%, 07/15/2017	1,460,000	1,558,141
Orange Cnty., NY Refunding GO, Ser. A:
5.00%, 07/15/2019	1,500,000	1,591,980
5.00%, 07/15/2020	500,000	528,585
5.00%, 07/15/2021	250,000	263,255
Oyster Bay, NY Pub. Impt. GO:
4.25%, 08/15/2017, (Insd. by CIFG Svcs., Inc.)	650,000	669,019
4.25%, 08/15/2021, (Insd. by CIFG Svcs., Inc.)	500,000	502,980
Putnam Cnty., NY GO:
4.375%, 01/15/2019	500,000	513,105
4.375%, 01/15/2020	520,000	530,681
4.375%, 01/15/2021	545,000	553,502
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016, (Insd. by MBIA)	3,000,000	3,214,050

		24,238,396

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 3.9%
New York GO, Ser. A:
4.50%, 03/15/2019	$ 500,000	$ 513,650
4.50%, 03/15/2020	530,000	541,793
5.00%, 03/01/2019	1,000,000	1,074,440
5.00%, 08/01/2020	1,000,000	1,048,160

		3,178,043

HOSPITAL 0.7%
New York Dorm. Auth. RB, Queens Med. Ctr., 4.05%, 08/15/2014, (Insd. by FHA)	535,000	542,233

HOUSING 8.3%
Battery Park, NY City Auth. RRB, Ser. A, 5.25%, 11/01/2020	1,500,000	1,615,545
New York Dorm. Auth. RB:
Peekskill City Sch. Dist., 4.50%, 10/01/2020	500,000	511,820
Univ. Dorm. Facs.:
5.00%, 07/01/2019, (Insd. by MBIA)	660,000	699,316
Ser. A, 5.00%, 07/01/2019, (Insd. by MBIA)	1,635,000	1,734,997
Ser. C, 5.00%, 07/01/2020, (Insd. by MBIA)	1,725,000	1,823,377
New York Mtge. Agcy. SFHRB, Ser. 102, 4.70%, 10/01/2016	350,000	358,326

		6,743,381

POWER 4.3%
Long Island, NY Power Auth. Elec. Sys. RB, Ser. E, 5.00%, 12/01/2022	250,000	264,498
Long Island, NY Power Auth. Elec. Sys. RRB:
Ser. A, 5.00%, 12/01/2019, (Insd. by FGIC)	1,500,000	1,601,130
Ser. E, 5.00%, 12/01/2022	500,000	526,660
New York Power Auth. RB, Ser. A, 5.00%, 11/15/2017	1,000,000	1,056,850

		3,449,138

SALES TAX 13.6%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A, 5.00%, 11/15/2017, (Insd. by
AMBAC)	1,425,000	1,525,719
New York Grand Central Dist. Mgmt. Assn. RRB, Business Impt. Proj., 5.00%,
01/01/2018	1,000,000	1,058,230
New York Local Govt. Assistance Corp. RB, Ser. C, 5.50%, 04/01/2017	500,000	552,840
New York Sales Tax Asset Receivable Corp. RRB, Ser. A, 5.00%, 10/15/2020, (Insd.
by MBIA)	3,370,000	3,565,595
New York, NY TFA RB, Ser. G, 5.00%, 08/01/2018	2,125,000	2,245,955
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	2,000,000	2,116,340

		11,064,679

TRANSPORTATION 19.6%
Metropolitan New York Trans. Auth. RB:
Ser. A, 5.00%, 11/15/2021	550,000	581,773
Ser. B:
5.00%, 11/15/2024	1,000,000	1,047,730
5.00%, 11/15/2025	665,000	694,699
5.25%, 11/15/2018, (Insd. by FGIC)	1,130,000	1,213,688

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New York Thruway Auth. RB:
Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	$ 4,320,000	$ 4,580,150
Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	400,000	428,284
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	535,355
New York Triborough Bridge & Tunnel Auth. RB, Ser. A:
5.00%, 11/15/2021	1,500,000	1,593,660
5.00%, 11/15/2022	625,000	664,819
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,201,311
Port Auth. of New York & New Jersey RB:
Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,055,080
Ser. 131, 5.00%, 12/15/2014	1,000,000	1,060,700
Port Auth. of New York & New Jersey RRB, Ser. 142, 5.00%, 07/15/2021	250,000	262,445

		15,919,694

WATER & SEWER 11.1%
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
Ser. A, 5.00%, 06/15/2019	3,000,000	3,213,000
Ser. B, 5.00%, 11/15/2017	1,250,000	1,342,137
New York, NY Muni. Water Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,150,000	4,453,863

		9,009,000

Total Municipal Obligations (cost $76,980,298)		78,297,039

	Shares	Value

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen New York Municipal Money Market Fund, Class I, 3.52% q ø
(cost $2,317,680)	2,317,680	2,317,680

Total Investments (cost $79,297,978) 99.2%		80,614,719
Other Assets and Liabilities 0.8%		627,105

Net Assets 100.0%		$ 81,241,824

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of September 30, 2007:

New York	97.1%
Non-state specific	2.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2007:

AAA	59.6%
AA	31.7%
A	8.7%

100.0%

The following table shows the percent of total investments based on effective maturity as of September 30, 2007:

Less than 1 year	2.8%
3 to 5 years	1.5%
5 to 10 years	18.9%
10 to 20 years	76.8%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $76,980,298)	$ 78,297,039
Investments in affiliated money market fund, at value (cost $2,317,680)	2,317,680

Total investments	80,614,719
Receivable for Fund shares sold	2,185
Interest receivable	1,092,453
Prepaid expenses and other assets	40,071

Total assets	81,749,428

Liabilities
Dividends payable	90,991
Payable for Fund shares redeemed	393,389
Due to custodian bank	1,641
Advisory fee payable	2,338
Distribution Plan expenses payable	796
Due to other related parties	861
Accrued expenses and other liabilities	17,588

Total liabilities	507,604

Net assets	$ 81,241,824

Net assets represented by
Paid-in capital	$ 79,388,450
Undistributed net investment income	6,046
Accumulated net realized gains on investments	530,587
Net unrealized gains on investments	1,316,741

Total net assets	$ 81,241,824

Net assets consists of
Class A	$ 6,340,029
Class B	4,270,937
Class C	6,730,009
Class I	63,900,849

Total net assets	$ 81,241,824

Shares outstanding (unlimited number of shares authorized)
Class A	584,848
Class B	393,980
Class C	620,828
Class I	5,894,651

Net asset value per share
Class A	$ 10.84
Class A— Offering price (based on sales charge of 4.75%)	$ 11.38
Class B	$ 10.84
Class C	$ 10.84
Class I	$ 10.84

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2007 (unaudited)

Investment income
Interest	$ 1,659,012
Income from affiliate	31,627

Total investment income	1,690,639

Expenses
Advisory fee	140,986
Distribution Plan expenses
Class A	9,248
Class B	21,156
Class C	34,929
Administrative services fee	40,022
Transfer agent fees	8,512
Trustees’ fees and expenses	6,348
Printing and postage expenses	11,170
Custodian and accounting fees	13,283
Registration and filing fees	32,033
Professional fees	12,565
Other	1,596

Total expenses	331,848
Less: Expense reductions	(804)
Expense reimbursements	(1,541)

Net expenses	329,503

Net investment income	1,361,136

Net realized and unrealized gains or losses on investments
Net realized gains on investments	72,678
Net change in unrealized gains or losses on investments	(452,020)

Net realized and unrealized gains or losses on investments	(379,342)

Net increase in net assets resulting from operations	$ 981,794

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007		Year Ended
	(unaudited)		March 31, 2007

Operations
Net investment income	$ 1,361,136		$ 3,172,511
Net realized gains on investments	72,678		794,704
Net change in unrealized gains or losses
on investments	(452,020)		799,498

Net increase in net assets resulting from
operations	981,794		4,766,713

Distributions to shareholders from
Net investment income
Class A	(102,032)		(203,643)
Class B	(54,098)		(114,277)
Class C	(89,260)		(167,643)
Class I	(1,124,038)		(2,690,517)
Net realized gains
Class A	0		(43,703)
Class B	0		(30,536)
Class C	0		(42,395)
Class I	0		(529,441)

Total distributions to shareholders	(1,369,428)		(3,822,155)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	42,333	455,425	96,275	1,046,873
Class B	19,149	205,291	52,684	574,480
Class C	55,128	597,538	227,940	2,484,160
Class I	588,741	6,385,893	1,883,867	20,287,801

	7,644,147		24,393,314

Net asset value of shares issued in
reinvestment of distributions
Class A	5,890	63,426	15,224	165,832
Class B	3,300	35,535	8,794	95,831
Class C	5,521	59,443	12,244	133,400
Class I	54,027	581,689	155,138	1,690,143

	740,093		2,085,206

Automatic conversion of Class B shares
to Class A shares
Class A	654	6,999	11	122
Class B	(654)	(6,999)	(11)	(122)

	0		0

Payment for shares redeemed
Class A	(47,035)	(506,619)	(83,096)	(900,913)
Class B	(27,575)	(296,987)	(100,382)	(1,089,912)
Class C	(92,508)	(995,684)	(207,634)	(2,252,986)
Class I	(849,944)	(9,162,377)	(2,283,396)	(24,854,380)

		(10,961,667)		(29,098,191)

Net decrease in net assets resulting from
capital share transactions	(2,577,427)		(2,619,671)

Total decrease in net assets	(2,965,061)		(1,675,113)
Net assets
Beginning of period	84,206,885		85,881,998

End of period	$ 81,241,824		$ 84,206,885

Undistributed net investment income	$ 6,046		$ 14,338

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase. For the six months ended September 30, 2007, the advisory fee was equivalent to 0.35% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,541.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2007, EIS received $322 from the sale of Class A shares and $4,623 and $983 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $4,575,073 and $7,716,233, respectively, for the six months ended September 30, 2007.

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $79,324,990. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,371,176 and $81,447, respectively, with a net unrealized appreciation of $1,289,729.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended September 30, 2007, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen New York Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

23

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

24

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class I shares (the Fund’s oldest share class) had outperformed the Fund’s benchmark index, the Lehman Brothers Five-Year Municipal Bond Index, and for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class I shares had outperformed a majority of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was near the median of the management fees paid by the funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees also noted that the Fund’s performance and expenses were likely affected adversely by the Fund’s relatively small size.

26

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2006

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

568013 rv4 11/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

568013  rv4    11/2007

Evergreen Pennsylvania Municipal Bond Fund

Evergreen

PENNSYLVANIA MUNICIPAL BOND FUND

Semiannual Report
as of September 30, 2007

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Pennsylvania Municipal Bond Fund for the six-month period ended September 30, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six months, although the period ended amid increasing concerns about the potential spreading effects of a crisis in the subprime mortgage market. Dynamic global growth trends and strong corporate profit growth combined to drive most domestic equity prices higher, despite some evidence of a deceleration in the domestic economy. The period also witnessed changes in leadership in stock performance. Reversing multi-year trends, growth stocks started to outperform value stocks, while large cap stocks gained a performance edge over small and mid cap equities. The domestic fixed income markets saw increased volatility during the six-month period. Amid increasing concerns about credit quality, investors sought out Treasuries and other high-grade securities. Lower-rated securities underperformed higher-quality securities. The municipal bond market tended to move in line with the taxable fixed-income market, with shorter-duration strategies generally outperforming longer-duration strategies that were more sensitive to changes in interest rates.

LETTER TO SHAREHOLDERS continued

Despite the weakness in the housing market, related problems in the subprime mortgage industry and some apparent slowing of job growth in the closing weeks of the period, the economy continued to grow throughout the six months. Rising corporate capital investments, resilient strength in consumer purchasing, increasing government spending and brisk export activity combined to propel the economy ahead. Gross Domestic Product grew at an annual rate of 3.8% in the second quarter of 2007 and then accelerated slightly to a rate of 3.9% in the third quarter, as reported by the U.S. Bureau of Economic Analysis. Nevertheless, the capital markets, roiled by the subprime and housing industry concerns, appeared increasingly volatile, leading the U.S. Federal Reserve Board (the “Fed”) to adjust its policy late in the period and to inject additional liquidity into the financial system. The nation’s central bank cut the discount rate in August, and then followed up by reducing the influential fed funds rate from 5.25% to 4.75% in September while also cutting the discount rate again. A month later, after the fiscal period ended, the Fed cut the key fed funds rate once again, this time by 25 basis points, to 4.5% .

During the six-month period, the management teams for Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE

as of September 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990

	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

6-month return with sales charge	-4.58%	-5.06%	-1.13%	N/A

6-month return w/o sales charge	0.14%	-0.15%	-0.15%	0.36%

Average annual return*

1-year with sales charge	-3.03%	-3.82%	0.09%	N/A

1-year w/o sales charge	1.83%	1.06%	1.07%	2.09%

5-year	2.06%	2.03%	2.38%	3.36%

10-year	3.75%	3.59%	3.59%	4.53%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect for Class A at that time. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of September 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2007	9/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,001.44	$ 3.50
Class B	$ 1,000.00	$ 998.51	$ 7.24
Class C	$ 1,000.00	$ 998.54	$ 7.24
Class I	$ 1,000.00	$ 1,003.59	$ 2.25
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.50	$ 3.54
Class B	$ 1,000.00	$ 1,017.75	$ 7.31
Class C	$ 1,000.00	$ 1,017.75	$ 7.31
Class I	$ 1,000.00	$ 1,022.75	$ 2.28

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.70%
for Class A, 1.45% for Class B, 1.45% for Class C and 0.45% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 11.32	$ 11.25	$ 11.38	$ 11.67	$ 11.63	$ 11.18

Income from investment operations
Net investment income (loss)	0.24	0.47	0.48	0.49	0.49	0.52
Net realized and unrealized gains or losses on investments	(0.22)	0.07	(0.14)	(0.29)	0.04	0.45

Total from investment operations	0.02	0.54	0.34	0.20	0.53	0.97

Distributions to shareholders from
Net investment income	(0.24)	(0.47)	(0.47)	(0.49)	(0.49)	(0.52)

Net asset value, end of period	$ 11.10	$ 11.32	$ 11.25	$ 11.38	$ 11.67	$ 11.63

Total return[1]	0.14%	4.86%	3.04%	1.73%	4.70%	8.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,770	$55,565	$57,847	$60,367	$68,275	$66,026
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.70%[2]	0.74%	0.69%[3]	0.69%	0.70%	0.65%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.75%[2]	0.79%	0.73%[3]	0.70%	0.70%	0.65%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.67%[2]	0.66%	0.67%	0.69%	0.70%	0.65%
Interest and fee expense[4]	0.03%[2]	0.08%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	4.21%[2]	4.13%	4.22%	4.26%	4.25%	4.48%
Portfolio turnover rate	15%	33%	43%	28%	20%	18%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 11.27	$ 11.21	$ 11.34	$ 11.62	$ 11.57	$ 11.11

Income from investment operations
Net investment income (loss)	0.18	0.36	0.39	0.40	0.41	0.44
Net realized and unrealized gains or losses on investments	(0.20)	0.08	(0.13)	(0.28)	0.05	0.45

Total from investment operations	(0.02)	0.44	0.26	0.12	0.46	0.89

Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.39)	(0.40)	(0.41)	(0.43)

Net asset value, end of period	$ 11.06	$ 11.27	$ 11.21	$ 11.34	$ 11.62	$ 11.57

Total return[1]	(0.15%)	4.00%	2.32%	1.10%	4.05%	8.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,864	$24,725	$31,415	$36,841	$42,361	$43,463
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.45%[2]	1.49%	1.43%[3]	1.40%	1.40%	1.40%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.45%[2]	1.49%	1.43%[3]	1.40%	1.40%	1.40%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.42%[2]	1.41%	1.41%	1.40%	1.40%	1.40%
Interest and fee expense[4]	0.03%[2]	0.08%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	3.46%[2]	3.38%	3.48%	3.55%	3.54%	3.72%
Portfolio turnover rate	15%	33%	43%	28%	20%	18%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 11.29	$ 11.23	$ 11.36	$ 11.64	$ 11.59	$ 11.13

Income from investment operations
Net investment income (loss)	0.19	0.37	0.40	0.40	0.41	0.44
Net realized and unrealized gains or losses on investments	(0.21)	0.07	(0.14)	(0.28)	0.05	0.45

Total from investment operations	(0.02)	0.44	0.26	0.12	0.46	0.89

Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.39)	(0.40)	(0.41)	(0.43)

Net asset value, end of period	$ 11.08	$ 11.29	$ 11.23	$ 11.36	$ 11.64	$ 11.59

Total return[1]	(0.15%)	4.00%	2.32%	1.10%	4.05%	8.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,362	$11,539	$13,431	$13,453	$16,555	$15,470
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.45%[2]	1.49%	1.43%[3]	1.40%	1.40%	1.40%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.45%[2]	1.49%	1.43%[3]	1.40%	1.40%	1.40%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.42%[2]	1.41%	1.41%	1.40%	1.40%	1.40%
Interest and fee expense[4]	0.03%[2]	0.08%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	3.46%[2]	3.38%	3.47%	3.55%	3.54%	3.72%
Portfolio turnover rate	15%	33%	43%	28%	20%	18%

1 Excluding applicable sales charges

2 Annualized

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended March 31,
	September 30, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 11.31	$ 11.25	$ 11.38	$ 11.67	$ 11.63	$ 11.18

Income from investment operations
Net investment income (loss)	0.25	0.49	0.51	0.52	0.53	0.55
Net realized and unrealized gains or losses on investments	(0.21)	0.07	(0.13)	(0.29)	0.04	0.45

Total from investment operations	0.04	0.56	0.38	0.23	0.57	1.00

Distributions to shareholders from
Net investment income	(0.25)	(0.50)	(0.51)	(0.52)	(0.53)	(0.55)

Net asset value, end of period	$ 11.10	$ 11.31	$ 11.25	$ 11.38	$ 11.67	$ 11.63

Total return	0.36%	5.04%	3.35%	2.03%	5.01%	9.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$638,697	$730,018	$781,411	$777,904	$808,098	$804,277
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.45%[1]	0.49%	0.43%[2]	0.40%	0.40%	0.40%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.45%[1]	0.49%	0.43%[2]	0.40%	0.40%	0.40%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.42%[1]	0.41%	0.41%	0.40%	0.40%	0.40%
Interest and fee expense[3]	0.03%[1]	0.08%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	4.46%[1]	4.38%	4.47%	4.55%	4.54%	4.73%
Portfolio turnover rate	15%	33%	43%	28%	20%	18%

1 Annualized

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.2%
AIRPORT 3.2%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%,
01/01/2012	$5,500,000	$5,910,960
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2015	1,000,000	1,066,860
5.50%, 03/01/2016	2,000,000	2,134,380
5.50%, 03/01/2017	3,750,000	4,003,237
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,132,240
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,853,996
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,712,723
5.50%, 07/01/2017	1,250,000	1,310,775

		23,125,171

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	2,500,000	2,316,100

CONTINUING CARE RETIREMENT COMMUNITY 11.1%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,111,620
6.00%, 10/01/2034	1,400,000	1,556,268
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%,
01/01/2036	12,000,000	11,424,120
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A,
5.00%, 07/01/2027	3,500,000	3,172,925
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury,
5.00%, 10/01/2027	1,450,000	1,400,207
Indiana Hlth. Edl. Facs. Fin. Auth. Hosp. RRB, Clarian Hlth. Obl. Group, Ser. B,
5.00%, 02/15/2023	8,720,000	8,832,662
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2012	1,025,000	1,018,430
5.00%, 12/15/2013	1,075,000	1,065,304
5.00%, 12/15/2014	1,130,000	1,111,796
5.00%, 12/15/2015	1,185,000	1,156,856
5.125%, 12/15/2020	2,650,000	2,523,834
5.30%, 12/15/2026	2,620,000	2,449,045
Ser. B, 4.65%, 12/15/2029	4,625,000	4,624,676
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A,
5.125%, 08/15/2026	5,000,000	4,949,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj.,
Ser. B, 5.00%, 01/01/2017	1,000,000	976,760
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,541,205
5.00%, 11/15/2017	2,360,000	2,414,233
5.00%, 11/15/2022	7,900,000	7,905,293
Peninsula Ports Auth. RRB, Virginia Baptist Homes, Ser. C, 5.375%, 12/01/2026	3,755,000	3,677,722
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	8,151,127
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,027,570

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Prince William Cnty., VA IDA Residential Care Facs. RRB, First Mtge. Westminster
Lake, 5.125%, 01/01/2026	$ 3,500,000	$3,357,445
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Air Force Vlg. Obl. Group,
5.125%, 05/15/2027	4,500,000	4,436,730

		79,884,828

EDUCATION 15.5%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%,
09/01/2028	6,075,000	6,120,076
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,607,962
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.,
5.25%, 12/01/2025 ‡	3,230,000	3,387,204
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,063,140
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,019,960
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College, Ser. A, 5.25%,
04/15/2014	1,000,000	1,071,320
Lancaster, SC Edl. Assistance Program RB, Lancaster Cnty. Sch. Dist. Proj., 5.00%,
12/01/2029	1,500,000	1,474,245
Latrobe, PA IDA RB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,688,122
5.375%, 05/01/2024	5,600,000	5,658,296
5.60%, 05/01/2021	1,500,000	1,556,010
5.70%, 05/01/2031	1,500,000	1,543,320
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB:
5.25%, 12/01/2021	2,535,000	2,621,773
5.25%, 12/01/2024	1,190,000	1,219,310
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,362,413
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	998,800
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%,
04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	1,961,260
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%,
04/01/2027, (Insd. by Radian Group, Inc.)	6,210,000	6,227,015
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
La Salle Univ., 5.625%, 05/01/2017, (Insd. by MBIA)	1,000,000	1,006,600
Ursinus College, 5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	1,500,000	1,470,960
Pennsylvania Higher Edl. Facs. Auth. RB:
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,564,472
Thomas Jefferson Univ.:
5.50%, 01/01/2015	415,000	445,656
5.50%, 01/01/2018	325,000	345,043
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	3,075,030
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	1,025,170

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. RB:
Widener Univ.:
5.00%, 07/15/2026	$ 1,300,000	$1,304,901
5.00%, 07/15/2039	5,750,000	5,580,317
5.25%, 07/15/2024	1,000,000	1,020,940
5.40%, 07/15/2036	5,500,000	5,567,705
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	3,070,000	3,055,755
Lasalle Univ., Ser. A, 5.25%, 05/01/2027 #	2,000,000	2,042,340
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,797,723
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,302,800
6.00%, 02/01/2017	2,690,000	2,894,924
Harrisburg Area Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,358,931
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	180,000	180,018
6.00%, 10/01/2029	1,500,000	1,593,150
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,755,310
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	1,000,000	1,031,770
5.625%, 08/15/2025	3,540,000	3,619,190
Ser. A, 5.30%, 09/15/2027	5,150,000	5,137,331
Westminster, MD Edl. Facs. RRB, McDaniel College, 5.00%, 11/01/2031	500,000	496,515
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2022	3,000,000	3,047,220
5.00%, 03/01/2027	2,600,000	2,603,380
5.00%, 03/01/2037	5,500,000	5,359,200

		112,262,577

ELECTRIC REVENUE 0.4%
Puerto Rico Elec. Power Auth. RB, Ser. TT:
5.00%, 07/01/2022	1,705,000	1,764,794
5.00%, 07/01/2023	1,000,000	1,032,680

		2,797,474

GENERAL OBLIGATION - LOCAL 5.5%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,187,950
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,489,861
5.50%, 04/15/2018	1,000,000	1,066,290
5.50%, 04/15/2019	2,590,000	2,761,691
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,054,537
5.50%, 05/15/2018	2,000,000	2,162,420
5.50%, 05/15/2019	1,500,000	1,621,815

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	$ 2,300,000	$2,488,416
5.50%, 06/01/2016	2,000,000	2,163,840
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	909,558
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016, (Insd. by FGIC)	1,000,000	1,083,890
5.50%, 01/15/2018, (Insd. by FGIC)	1,000,000	1,083,890
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017, (Insd. by FSA)	675,000	714,623
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.625%, 08/01/2018	2,500,000	2,725,300
5.625%, 08/01/2019	1,000,000	1,090,120
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%,
05/01/2019	1,090,000	1,121,348
Scranton, PA Sch. Dist. Refunding GO, 5.375%, 04/01/2020	2,855,000	2,952,070
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	4,866,016
Springfield, PA Sch. Dist. Refunding GO, Delaware Cnty. Impt., 5.50%,
03/15/2018	2,585,000	2,788,052

		39,331,687

GENERAL OBLIGATION - STATE 2.1%
Pennsylvania GO, Ser. 2:
6.25%, 07/01/2010	5,000,000	5,351,400
6.25%, 07/01/2011	5,060,000	5,532,655
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,305,855

		15,189,910

HOSPITAL 20.1%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Jefferson Regl. Med. Ctr., Ser. A, 5.00%,
05/01/2015	1,950,000	1,994,772
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,604,072
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%,
10/01/2014	2,110,000	2,269,643
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%,
07/01/2010 ##	1,000,000	1,022,320
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%,
05/15/2017, (Insd. by MBIA)	510,000	515,748
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A:
5.00%, 06/01/2024	1,000,000	996,570
5.00%, 06/01/2030	1,000,000	970,880
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A, 5.00%, 12/01/2019	3,000,000	3,039,450
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035,
(Insd. by CIFG Svcs., Inc.)	3,500,000	3,553,585
Geisinger, PA Hlth. Sys. Auth. RRB, Pennsylvania State Geisinger Hlth. Sys., Ser. A,
5.50%, 08/15/2010	1,685,000	1,723,586
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,292,227
Lancaster Cnty., PA Hosp. Auth. RRB, Hlth. Sys., Ser. B, 5.00%, 03/15/2022	2,635,000	2,700,849

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Good Samaritan Hosp. Proj.,
5.00%, 11/15/2018	$ 4,000,000	$4,035,480
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%,
07/01/2016, (Insd. by MBIA)	2,500,000	2,906,150
Lexington Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 11/01/2032	6,500,000	7,125,235
Lufkin, TX Hlth. Facs. Dev. Corp. Hlth. Sys. RB, Mem. Hlth. Sys. of East Texas:
5.25%, 02/15/2027 #	625,000	613,788
5.50%, 02/15/2032 #	1,000,000	1,004,980
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 6.00%, 07/01/2018	500,000	528,915
Carroll Hosp. Ctr., 5.00%, 07/01/2040	3,000,000	2,878,530
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	3,461,306
5.125%, 01/01/2037	1,415,000	1,368,064
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	14,052,486
Catholic Hlth. Sys. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,733,863
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,555,760
5.625%, 07/01/2032	1,000,000	1,028,650
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,066,480
Ser. B, 5.875%, 11/15/2021	3,550,000	3,619,509
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,335,528
6.25%, 01/15/2017	4,000,000	4,337,360
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,497,801
5.125%, 05/15/2012	3,555,000	3,657,668
5.125%, 05/15/2018	8,850,000	8,997,618
5.25%, 05/15/2013	3,045,000	3,097,435
5.25%, 05/15/2014	7,390,000	7,619,903
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl.,
6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,271,645
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. RRB, Ser. M, 5.70%,
07/01/2009	1,800,000	1,839,960
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028	1,000,000	997,340
5.00%, 12/01/2029	1,500,000	1,487,985
South Miami, FL Hlth. Facs. Auth. Hosp. RRB, Baptist Hlth. South Florida Group,
5.00%, 08/15/2019	2,700,000	2,800,035
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A,
5.00%, 02/15/2024	5,000,000	5,085,900

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	$ 2,385,000	$2,504,989
6.25%, 06/01/2022	1,750,000	1,874,320

		145,068,385

HOUSING 3.5%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	650,000	665,028
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	840,000	860,395
Ser. W, 4.95%, 11/01/2037, (Insd. by GNMA)	2,000,000	1,939,060
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,567,983
Pennsylvania Hsg. Fin. Agcy. SFHRRB:
Ser. 65-A, 5.20%, 10/01/2018	4,005,000	4,035,558
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,488,192
Ser. 97-B, 3.95%, 10/01/2016	1,000,000	988,420
Ser. 99-A, 5.20%, 10/01/2027	5,000,000	5,064,550
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,806,575
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by
FHLMC, FNMA & GNMA)	1,000,000	979,010

		25,394,771

INDUSTRIAL DEVELOPMENT REVENUE 5.4%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A,
4.70%, 03/01/2019	11,000,000	10,399,620
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by
Waste Mgmt., Inc.)	6,400,000	6,408,320
Gulf Coast of Texas IDRB, Cinergy Solutions Proj., FRN, 4.60%, 05/01/2039, (Gtd.
by Cinergy Corp.)	2,000,000	2,000,000
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj.,
Ser. A, 5.20%, 04/01/2018	1,000,000	981,760
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A,
4.70%, 11/01/2021	7,500,000	7,477,350
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,832,832
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%,
07/01/2022	2,000,000	1,871,440
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,054,420

		39,025,742

LEASE 4.1%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%,
12/01/2024	6,485,000	6,723,064
Middle Bucks, PA Area Vocational Tech. Sch. Auth. RB, Institute of Tech., 5.00%,
02/15/2029	3,175,000	3,280,188
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,975,081
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,666,567

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Pennsylvania Pub. Sch. Bldg. Auth. RB, Sch. Dist. Haverford Proj.:
5.25%, 03/15/2023	$ 2,605,000	$2,782,791
5.25%, 03/15/2024	3,290,000	3,507,338
Philadelphia, PA IDA Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,303,560
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,386,980

		29,625,569

MISCELLANEOUS REVENUE 8.8%
Commonwealth of Pennsylvania Fin. Auth. RB, Ser. A, 5.00%, 06/01/2022,
(Insd. by MBIA)	10,000,000	10,488,300
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%,
01/01/2025	4,000,000	3,708,680
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	20,600,000	22,949,019
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,238,300
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	1,010,960
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%,
06/01/2025	2,560,000	2,511,002
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	9,213,405
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,690,931
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,075,550
5.50%, 04/15/2017	1,000,000	1,069,070
5.50%, 04/15/2020	925,000	989,685
5.50%, 04/15/2022	500,000	530,890
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A:
5.00%, 12/01/2020, (Insd. by FGIC)	2,565,000	2,709,230
5.00%, 12/01/2022, (Insd. by FGIC)	3,510,000	3,677,637

		63,862,659

PORT AUTHORITY 0.5%
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj.,
Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	3,425,000	3,658,654

PRE-REFUNDED 10.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,561,098
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,527,739
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,142,380
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,521,751
Allegheny Cnty., PA Port Auth. Trans. RB, 6.25%, 03/01/2017, (Insd. by MBIA)	5,000,000	5,236,200
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,848,980
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,564,829

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2018	$ 1,000,000	$1,075,280
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	965,000	1,002,828
Dover Township, PA Sewer Auth. RB, 6.25%, 05/01/2012	5,000	5,139
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%,
08/15/2013	1,605,000	1,773,653
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr.,
Ser. A, 7.25%, 12/01/2024	6,000,000	6,529,080
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	1,005,000	1,043,562
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,713,956
5.75%, 10/01/2017	3,270,000	3,592,716
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by
FGIC)	8,500,000	9,788,345
Pennsylvania Higher Edl. Facs. Auth. RB:
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,729,221
Thomas Jefferson Univ.:
5.50%, 01/01/2015	865,000	940,886
5.50%, 01/01/2018	675,000	734,218
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	500,645
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	765,000	863,394
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019,
(Insd. by AMBAC)	8,245,000	8,807,227
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,410,000	1,467,161
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	7,891,803
ETM, 5.375%, 05/15/2028	1,620,000	1,710,785

		74,572,876

RESOURCE RECOVERY 0.6%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,644,475
Ser. G, 5.125%, 12/01/2015	2,000,000	1,986,020

		4,630,495

SPECIAL TAX 2.3%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,180,593
Ser. B, 6.40%, 12/15/2018	2,340,000	2,539,298
Commonwealth of Puerto Rico Infrastructure Fin. Auth. Spl. Tax RB, Ser. B:
5.00%, 07/01/2017	2,000,000	2,102,640
5.00%, 07/01/2018	3,250,000	3,395,047
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	748,449

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	$ 1,000,000	$1,021,350
5.50%, 10/01/2013	1,000,000	1,025,480
5.50%, 10/01/2018	500,000	507,480
5.50%, 10/01/2022	1,000,000	1,008,800
5.625%, 10/01/2025	2,250,000	2,295,518

		16,824,655

TRANSPORTATION 2.5%
Pennsylvania Turnpike Commission RB, Ser. A, 5.50%, 12/01/2031, (Insd. by
AMBAC)	2,000,000	2,180,740
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	6,879,376
5.625%, 06/01/2014	3,595,000	3,864,553
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,671,325
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,579,775

		18,175,769

WATER & SEWER 3.0%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by
MBIA)	825,000	870,045
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018, (Insd. by
MBIA)	2,080,000	2,226,370
Delaware Cnty., PA Regl. Water Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,714,015
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,461,240
Pittsburgh, PA Water & Sewer Sys. RB, First Lien, 5.50%, 12/01/2015, (Insd. by
AMBAC)	3,100,000	3,349,798
University Area Joint Auth. of Pennsylvania Sewer RB, 5.25%, 11/01/2014, (Insd.
by MBIA)	4,355,000	4,773,385
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,843,918
5.25%, 07/01/2009	1,370,000	1,385,234

		21,624,005

Total Municipal Obligations (cost $702,599,201)		717,371,327

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.82% q ø ##
(cost $2,715,842)	2,715,842	2,715,842

Total Investments (cost $705,315,043) 99.6%		720,087,169
Other Assets and Liabilities 0.4%		2,604,707

Net Assets 100.0%		$722,691,876

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation
EDA	Economic Development Authority	HFA	Housing Finance Authority
EDFA	Economic Development Finance Authority	IDA	Industrial Development Authority
EDRB	Economic Development Revenue Bond	IDRB	Industrial Development Revenue Bond
ETM	Escrow to Maturity	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MHRB	Multifamily Housing Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	RRB	Refunding Revenue Bond
FRN	Floating Rate Note	SFHRB	Single Family Housing Revenue Bond
FSA	Financial Security Assurance, Inc.	SFHRRB	Single Family Housing Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of September 30, 2007:

Pennsylvania	83.4%
South Carolina	3.5%
Puerto Rico	2.7%
Texas	2.0%
Virgin Islands	1.5%
Virginia	1.5%
Indiana	1.2%
Maryland	0.7%
Missouri	0.7%
Florida	0.5%
New Jersey	0.5%
Colorado	0.4%
Georgia	0.4%
Delaware	0.3%
Nevada	0.3%
Non-state specific	0.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2007:

AAA	41.3%
AA	17.5%
A	14.2%
BBB	20.6%
B	0.1%
NR	6.3%

100.0%

The following table shows the percent of total investments based on effective maturity as of September 30, 2007:

Less than 1 year	1.7%
1 to 3 year(s)	8.1%
3 to 5 years	11.6%
5 to 10 years	22.2%
10 to 20 years	40.7%
20 to 30 years	14.2%
Greater than 30 years	1.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $702,599,201)	$717,371,327
Investments in affiliated money market fund, at value (cost $2,715,842)	2,715,842

Total investments	720,087,169
Receivable for Fund shares sold	253,925
Interest receivable	10,602,231
Prepaid expenses and other assets	30,659

Total assets	730,973,984

Liabilities
Dividends payable	2,208,288
Payable for securities purchased	3,656,228
Payable for floating-rate notes issued	1,615,000
Payable for Fund shares redeemed	677,215
Interest and fee expense payable	20,139
Due to custodian bank	10,920
Advisory fee payable	15,830
Distribution Plan expenses payable	1,787
Due to other related parties	8,369
Accrued expenses and other liabilities	68,332

Total liabilities	8,282,108

Net assets	$722,691,876

Net assets represented by
Paid-in capital	$724,652,468
Overdistributed net investment income	(247,721)
Accumulated net realized losses on investments	(16,484,997)
Net unrealized gains on investments	14,772,126

Total net assets	$722,691,876

Net assets consists of
Class A	$51,769,516
Class B	21,863,607
Class C	10,362,114
Class I	638,696,639

Total net assets	$722,691,876

Shares outstanding (unlimited number of shares authorized)
Class A	4,665,074
Class B	1,977,275
Class C	935,457
Class I	57,556,627

Net asset value per share
Class A	$11.10
Class A—Offering price (based on sales charge of 4.75%)	$11.65
Class B	$11.06
Class C	$11.08
Class I	$11.10

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2007 (unaudited)

Investment income
Interest	$18,633,485
Income from affiliate	89,909

Total investment income	18,723,394

Expenses
Advisory fee	995,897
Distribution Plan expenses
Class A	79,510
Class B	115,361
Class C	53,343
Administrative services fee	379,103
Transfer agent fees	37,155
Trustees’ fees and expenses	7,668
Printing and postage expenses	19,556
Custodian and accounting fees	110,072
Registration and filing fees	32,691
Professional fees	14,233
Interest and fee expense	123,436
Other	9,857

Total expenses	1,977,882
Less: Expense reductions	(10,561)
Expense reimbursements	(13,252)

Net expenses	1,954,069

Net investment income	16,769,325

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(2,594,681)
Net change in unrealized gains or losses on investments	(12,872,167)

Net realized and unrealized gains or losses on investments	(15,466,848)

Net increase in net assets resulting from operations	$1,302,477

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007		Year Ended
	(unaudited)		March 31, 2007

Operations
Net investment income		$16,769,325		$36,850,546
Net realized gains or losses on investments		(2,594,681)		6,455,250
Net change in unrealized gains or losses
on investments		(12,872,167)		(1,156,463)

Net increase in net assets resulting from
operations		1,302,477		42,149,333

Distributions to shareholders from
Net investment income
Class A		(1,119,293)		(2,353,521)
Class B		(399,988)		(946,670)
Class C		(185,024)		(427,638)
Class I		(15,104,168)		(33,295,095)

Total distributions to shareholders		(16,808,473)		(37,022,924)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	270,207	3,020,083	712,043	8,029,258
Class B	36,919	412,059	123,365	1,388,308
Class C	16,341	181,710	62,276	699,837
Class I	2,271,563	25,350,495	5,730,969	64,757,001

		28,964,347		74,874,404

Net asset value of shares issued in
reinvestment of distributions
Class A	52,050	579,531	108,514	1,225,663
Class B	22,312	247,600	50,944	573,188
Class C	10,501	116,690	22,644	255,263
Class I	28,230	314,430	54,779	618,643

		1,258,251		2,672,757

Automatic conversion of Class B shares
to Class A shares
Class A	53,938	605,383	237,554	2,680,866
Class B	(54,131)	(605,383)	(238,399)	(2,680,866)

		0		0

Payment for shares redeemed
Class A	(621,722)	(6,937,651)	(1,289,949)	(14,575,077)
Class B	(220,812)	(2,448,092)	(545,976)	(6,140,550)
Class C	(113,036)	(1,260,072)	(259,560)	(2,926,305)
Class I	(9,264,624)	(103,225,740)	(10,740,902)	(121,289,109)

		(113,871,555)		(144,931,041)

Net decrease in net assets resulting from
capital share transactions		(83,648,957)		(67,383,880)

Total decrease in net assets		(99,154,953)		(62,257,471)
Net assets
Beginning of period		821,846,829		884,104,300

End of period		$722,691,876		$821,846,829

Overdistributed net investment income		$(247,721)		$(208,573)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase. For the six months ended September 30, 2007, the advisory fee was equivalent to 0.26% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $13,252.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2007, EIS received $4,195 from the sale of Class A shares and $23,824 in contingent deferred sales charges from redemptions of Class B shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $116,251,165 and $193,156,558, respectively, for the six months ended September 30, 2007.

At September 30, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$ 1,615,000	1.26%	$ 3,387,204

During the six months ended September 30, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $115,943.

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $705,315,043. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,105,857 and $6,333,731, respectively, with a net unrealized appreciation of $14,772,126.

As of March 31, 2007, the Fund had $13,177,666 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2012	2013	2014

$ 8,975,891	$ 1,869,064	$ 1,438,502	$ 894,209

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2007, the Fund incurred and elected to defer post-October losses of $199,155.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2007, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended September 30, 2007, the Fund had average borrowings outstanding of $130,540 (on an annualized basis) at an average rate of 5.74% and paid interest of $7,493.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Pennsylvania Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. In their review of the state-specific Evergreen municipal bond funds, including the Fund, representatives of EIMC discussed with the Trustees the historic use of those funds to serve a relatively limited universe of investors in the various states, the generally limited sizes of those funds, and the effect of the funds’ lack of scale and, in some cases, limited investment opportunities, on the funds’ historical performance records. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Lehman Brothers Municipal Bond Index, and a majority of the funds against which the Trustees compared the Fund’s performance. The Trustees considered in this regard that the number of other mutual funds focusing their investments in Pennsylvania municipal bonds is small and that, as a result, a comparison of the Fund’s performance with that of its peer funds (which included a number of municipal bond funds focusing their investments on municipal bonds of issuers in other states) may be of limited utility.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the funds against which the Trustees compared the Fund’s management fee, but near the median of that group, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to

ADDITIONAL INFORMATION (unaudited) continued

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

568014 rv4 11/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

568014  rv4   11/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: November 28, 2007